UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis & Wiley Funds
 (Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
 (Address of principal executive offices) (Zip code)

Anna Marie Lopez
Hotchkis & Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
 (Name and address of agent for service)

Copy to:

Maureen A. Miller, Esq.
Joseph M. Mannon, Esq.
Vedder Price P.C.
222 North LaSalle Street, 26th Floor
Chicago, Illinois  60601

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Schedule of Investments - September 30, 2017
Hotchkis & Wiley Diversified Value Fund (Unaudited)
	Shares
COMMON STOCKS - 97.88%	Held	Value
CONSUMER DISCRETIONARY - 11.44%
Auto Components - 2.64%
Adient PLC	8,974	$753,726
The Goodyear Tire & Rubber Company	34,800	1,157,100
Magna International, Inc. (l)	20,100	1,072,938
		2,983,764
Automobiles - 2.46%
General Motors Company	43,900	1,772,682
Harley-Davidson, Inc.	11,500	554,415
Honda Motor Company Ltd. - ADR	15,200	449,312
		2,776,409
Media - 5.21%
CBS Corp.	22,200	1,287,600
Comcast Corp.	41,300	1,589,224
Discovery Communications, Inc. - Class A (a)	87,300	1,858,617
Discovery Communications, Inc. - Class C (a)	33,200	672,632
Omnicom Group, Inc.	6,600	488,862
		5,896,935
Multiline Retail - 0.54%
Target Corp.	10,400	613,704

Specialty Retail - 0.59%
Bed Bath & Beyond, Inc.	28,600	671,242
TOTAL CONSUMER DISCRETIONARY		12,942,054

CONSUMER STAPLES - 1.40%
Food & Staples Retailing - 0.86%
Wal-Mart Stores, Inc.	12,400	968,936

Food Products - 0.54%
Kellogg Company	9,800	611,226
TOTAL CONSUMER STAPLES		1,580,162

ENERGY - 12.71%
Energy Equipment & Services - 1.10%
National Oilwell Varco, Inc.	34,800	1,243,404

Oil, Gas & Consumable Fuels - 11.61%
Andeavor	10,800	1,114,020
Apache Corp.	59,800	2,738,840
Cobalt International Energy, Inc. (a) (l)	15,554	22,242
Hess Corp.	50,600	2,372,634
Kosmos Energy Ltd. (a) (l)	75,900	604,164
Marathon Oil Corp.	213,900	2,900,484
Murphy Oil Corp.	59,400	1,577,664
Royal Dutch Shell PLC - ADR	29,762	1,802,982
		13,133,030
TOTAL ENERGY		14,376,434

FINANCIALS - 29.36%
Banks - 14.86%
Bank of America Corp.	142,422	3,608,973
CIT Group, Inc.	12,200	598,410
Citigroup, Inc.	66,074	4,806,223
Citizens Financial Group, Inc.	51,100	1,935,157
JPMorgan Chase & Company	20,900	1,996,159
Wells Fargo & Company	70,134	3,867,890
		16,812,812
Capital Markets - 3.53%
The Bank of New York Mellon Corp.	10,600	562,012
The Goldman Sachs Group, Inc.	6,100	1,446,859
Morgan Stanley	18,200	876,694
State Street Corp.	11,600	1,108,264
		3,993,829
Consumer Finance - 4.74%
Ally Financial, Inc.	36,200	878,212
Capital One Financial Corp.	31,900	2,700,654
Discover Financial Services	27,700	1,786,096
		5,364,962
Insurance - 6.23%
American International Group, Inc.	88,300	5,420,737
The Travelers Companies, Inc.	13,300	1,629,516
		7,050,253
TOTAL FINANCIALS		33,221,856

HEALTH CARE - 9.48%
Biotechnology - 0.80%
Biogen, Inc. (a)	2,900	908,048

Health Care Equipment & Supplies - 3.38%
Koninklijke Philips NV	55,199	2,274,199
Medtronic PLC	12,782	994,056
Zimmer Biomet Holdings, Inc.	4,700	550,323
		3,818,578
Health Care Providers & Services - 2.11%
Anthem, Inc.	12,600	2,392,488

Pharmaceuticals - 3.19%
GlaxoSmithKline PLC - ADR	47,600	1,932,560
Sanofi - ADR	33,600	1,672,944
		3,605,504
TOTAL HEALTH CARE		10,724,618

INDUSTRIALS - 10.32%
Aerospace & Defense - 1.57%
Embraer SA - ADR	18,400	416,024
Rockwell Collins, Inc.	10,400	1,359,384
		1,775,408
Building Products - 2.21%
Johnson Controls International PLC	62,047	2,499,874

Electrical Equipment - 1.00%
Eaton Corp. PLC	14,800	1,136,492

Machinery - 5.54%
CNH Industrial NV	180,200	2,164,202
Cummins, Inc.	15,700	2,638,071
PACCAR, Inc.	8,100	585,954
Parker-Hannifin Corp.	5,000	875,100
		6,263,327
TOTAL INDUSTRIALS		11,675,101

INFORMATION TECHNOLOGY - 18.60%
Communications Equipment - 2.55%
Telefonaktiebolaget LM Ericsson - ADR	502,300	2,888,225

Electronic Equipment, Instruments & Components - 3.27%
Corning, Inc.	106,000	3,171,520
TE Connectivity Ltd.	6,300	523,278
		3,694,798
IT Services - 0.52%
Teradata Corp. (a)	17,400	587,946

Software - 7.41%
Micro Focus International PLC - ADR (a)	22,570	719,983
Microsoft Corp.	53,400	3,977,766
Oracle Corp.	76,200	3,684,270
		8,382,019
Technology Hardware, Storage & Peripherals - 4.85%
Hewlett Packard Enterprise Company	373,000	5,486,830
TOTAL INFORMATION TECHNOLOGY		21,039,818

MATERIALS - 0.79%
Containers & Packaging - 0.79%
International Paper Company	15,800	897,756
TOTAL MATERIALS		897,756

TELECOMMUNICATION SERVICES - 2.00%
Wireless Telecommunication Services - 2.00%
Vodafone Group PLC - ADR	79,363	2,258,671
TOTAL TELECOMMUNICATION SERVICES		2,258,671

UTILITIES - 1.78%
Electric Utilities - 0.79%
PPL Corp.	11,000	417,450
The Southern Company	9,700	476,658
		894,108
Independent Power and Renewable Electricity Producers - 0.99%
Calpine Corp. (a)	76,300	1,125,425
TOTAL UTILITIES		2,019,533

Total common stocks (Cost $130,613,264)		110,736,003
Total long-term investments (Cost $130,613,264)		110,736,003

COLLATERAL FOR SECURITIES ON LOAN - 1.15%
Money Market Funds - 1.15%
Invesco Government & Agency Portfolio - Institutional Class, 0.93%^	1,300,239	1,300,239
Total collateral for securities on loan (Cost $1,300,239)		1,300,239

	Principal
SHORT-TERM INVESTMENTS - 2.07%	Amount
Time Deposits - 2.07%
Banco Santander SA, 0.59%, 10/02/2017*	$2,342,076	2,342,076
Total short-term investments (Cost $2,342,076)		2,342,076

Total investments - 101.10% (Cost $134,255,579)		114,378,318

Liabilities in excess of other assets - (1.10)%		(1,246,965)

Net assets - 100.00%		$113,131,353

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on a loan. The total market value of securities on loan was $1,273,866. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of September 30, 2017.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2017
Hotchkis & Wiley Large Cap Value Fund (Unaudited)
	Shares
COMMON STOCKS - 99.53%	Held	Value
CONSUMER DISCRETIONARY - 10.93%
Auto Components - 2.17%
Adient PLC	46,091	$3,871,183
Magna International, Inc. (l)	106,200	5,668,956
		9,540,139
Automobiles - 2.75%
General Motors Company	191,100	7,716,618
Harley-Davidson, Inc.	44,600	2,150,166
Honda Motor Company Ltd. - ADR	75,700	2,237,692
		12,104,476
Media - 4.74%
CBS Corp.	86,200	4,999,600
Comcast Corp.	159,000	6,118,320
Discovery Communications, Inc. - Class A (a)	336,000	7,153,440
Discovery Communications, Inc. - Class C (a)	129,300	2,619,618
		20,890,978
Multiline Retail - 0.58%
Target Corp.	43,200	2,549,232

Specialty Retail - 0.69%
Bed Bath & Beyond, Inc.	129,200	3,032,324
TOTAL CONSUMER DISCRETIONARY		48,117,149

CONSUMER STAPLES - 0.95%
Food & Staples Retailing - 0.95%
Wal-Mart Stores, Inc.	53,700	4,196,118
TOTAL CONSUMER STAPLES		4,196,118

ENERGY - 13.21%
Energy Equipment & Services - 1.10%
National Oilwell Varco, Inc.	136,100	4,862,853

Oil, Gas & Consumable Fuels - 12.11%
Andeavor	46,900	4,837,735
Apache Corp.	206,800	9,471,440
Hess Corp.	180,500	8,463,645
Marathon Oil Corp.	852,900	11,565,324
Murphy Oil Corp. (l)	358,000	9,508,480
Royal Dutch Shell PLC - ADR	156,172	9,460,900
		53,307,524
TOTAL ENERGY		58,170,377

FINANCIALS - 29.42%
Banks - 15.24%
Bank of America Corp.	561,749	14,234,720
Citigroup, Inc.	272,688	19,835,325
Citizens Financial Group, Inc.	165,500	6,267,485
JPMorgan Chase & Company	107,900	10,305,529
Wells Fargo & Company	297,963	16,432,659
		67,075,718
Capital Markets - 3.04%
The Goldman Sachs Group, Inc.	33,500	7,945,865
State Street Corp.	56,800	5,426,672
		13,372,537
Consumer Finance - 4.73%
Capital One Financial Corp.	150,900	12,775,194
Discover Financial Services	124,900	8,053,552
		20,828,746
Insurance - 6.41%
American International Group, Inc.	352,300	21,627,697
The Travelers Companies, Inc.	53,900	6,603,828
		28,231,525
TOTAL FINANCIALS		129,508,526

HEALTH CARE - 9.68%
Health Care Equipment & Supplies - 4.01%
Koninklijke Philips NV	235,905	9,719,286
Medtronic PLC	52,200	4,059,594
Zimmer Biomet Holdings, Inc.	33,300	3,899,097
		17,677,977
Health Care Providers & Services - 2.42%
Anthem, Inc.	56,100	10,652,268

Pharmaceuticals - 3.25%
GlaxoSmithKline PLC - ADR	188,400	7,649,040
Sanofi - ADR	133,400	6,641,986
		14,291,026
TOTAL HEALTH CARE		42,621,271

INDUSTRIALS - 9.81%
Aerospace & Defense - 0.58%
Embraer SA - ADR	112,400	2,541,364

Building Products - 2.54%
Johnson Controls International PLC	276,919	11,157,067

Construction & Engineering - 0.51%
Fluor Corp.	53,600	2,256,560

Machinery - 6.18%
CNH Industrial NV (l)	694,400	8,339,744
Cummins, Inc.	76,200	12,803,886
PACCAR, Inc.	33,400	2,416,156
Parker-Hannifin Corp.	20,900	3,657,918
		27,217,704
TOTAL INDUSTRIALS		43,172,695

INFORMATION TECHNOLOGY - 19.82%
Communications Equipment - 3.48%
ARRIS International PLC (a)	119,400	3,401,706
Telefonaktiebolaget LM Ericsson - ADR (l)	2,076,900	11,942,175
		15,343,881
Electronic Equipment, Instruments & Components - 3.38%
Corning, Inc.	422,200	12,632,224
TE Connectivity Ltd.	27,000	2,242,620
		14,874,844
Software - 8.10%
Micro Focus International PLC - ADR (a)	88,157	2,812,208
Microsoft Corp.	228,600	17,028,414
Oracle Corp.	327,300	15,824,955
		35,665,577
Technology Hardware, Storage & Peripherals - 4.86%
Hewlett Packard Enterprise Company	1,453,600	21,382,456
TOTAL INFORMATION TECHNOLOGY		87,266,758

MATERIALS - 1.76%
Containers & Packaging - 1.76%
International Paper Company	136,100	7,733,202
TOTAL MATERIALS		7,733,202

TELECOMMUNICATION SERVICES - 2.56%
Wireless Telecommunication Services - 2.56%
Vodafone Group PLC - ADR	396,344	11,279,950
TOTAL TELECOMMUNICATION SERVICES		11,279,950

UTILITIES - 1.39%
Electric Utilities - 0.40%
PPL Corp.	46,100	1,749,495

Independent Power and Renewable Electricity Producers - 0.99%
Calpine Corp. (a)	297,200	4,383,700
TOTAL UTILITIES		6,133,195

Total common stocks (Cost $458,664,647)		438,199,241
Total long-term investments (Cost $458,664,647)		438,199,241

COLLATERAL FOR SECURITIES ON LOAN - 2.44%
Money Market Funds - 2.44%
Invesco Government & Agency Portfolio - Institutional Class, 0.93%^	10,750,948	10,750,948
Total collateral for securities on loan (Cost $10,750,948)		10,750,948

	Principal
SHORT-TERM INVESTMENTS - 0.67%	Amount
Time Deposits - 0.67%
Citigroup, Inc., 0.59%, 10/02/2017*	$2,936,601	2,936,601
Total short-term investments (Cost $2,936,601)		2,936,601

Total investments - 102.64% (Cost $472,352,196)		451,886,790

Liabilities in excess of other assets - (2.64)%		(11,613,606)

Net assets - 100.00%		$440,273,184

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on a loan. The total market value of securities on loan was $10,442,224. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of September 30, 2017.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2017
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)
	Shares
COMMON STOCKS - 98.45%	Held		Value
CONSUMER DISCRETIONARY - 18.27%
Auto Components - 5.46%
Adient PLC		227,400	$19,099,326
The Goodyear Tire & Rubber Company		2,024,400	67,311,300
Magna International, Inc. (l)		363,100	19,382,278
			105,792,904
Household Durables - 2.64%
TRI Pointe Group, Inc. (a)		3,701,700	51,120,477

Media - 3.69%
Discovery Communications, Inc. - Class A (a)		1,752,500	37,310,725
Discovery Communications, Inc. - Class C (a)		459,200	9,303,392
News Corp.		1,886,100	25,009,686
			71,623,803
Multiline Retail - 1.70%
Kohl's Corp.		723,900	33,046,035

Specialty Retail - 4.78%
Bed Bath & Beyond, Inc.		1,871,400	43,921,758
Office Depot, Inc.		9,782,300	44,411,642
Rent-A-Center, Inc. (l)		378,900	4,349,772
			92,683,172
TOTAL CONSUMER DISCRETIONARY			354,266,391

CONSUMER STAPLES - 1.33%
Food Products - 1.33%
Bunge Ltd.		369,700	25,679,362
TOTAL CONSUMER STAPLES			25,679,362

ENERGY - 22.60%
Energy Equipment & Services - 5.89%
C&J Energy Services, Inc. (a)		1,034,500	31,003,965
Frank's International NV (l)		1,073,600	8,288,192
McDermott International, Inc. (a)		2,829,100	20,567,557
Superior Energy Services, Inc. (a)		2,430,600	25,958,808
Weatherford International PLC (a) (l)		6,183,000	28,318,140
			114,136,662
Oil, Gas & Consumable Fuels - 16.71%
Apache Corp.		41,300	1,891,540
Cairn Energy PLC (a) (v)		22,534,400	57,892,999
Cobalt International Energy, Inc. (a) (l)		1,105,200	1,580,436
Hess Corp.		215,100	10,086,039
Kosmos Energy Ltd. (a)		9,263,900	73,740,644
Marathon Oil Corp.		1,643,700	22,288,572
Murphy Oil Corp.		961,900	25,548,064
Ophir Energy PLC (a) (o) (v)		56,973,900	55,502,276
Sanchez Energy Corp. (a) (l)		2,523,000	12,160,860
Whiting Petroleum Corp. (a)		11,611,200	63,397,152
			324,088,582
TOTAL ENERGY			438,225,244

FINANCIALS - 21.31%
Banks - 12.40%
CIT Group, Inc.		1,192,224	58,478,587
Citizens Financial Group, Inc.		1,844,500	69,851,215
Fifth Third Bancorp		181,400	5,075,572
Popular, Inc.		2,254,200	81,015,948
Regions Financial Corp.		1,291,700	19,672,591
SunTrust Banks, Inc.		104,400	6,239,988
			240,333,901
Consumer Finance - 5.69%
Ally Financial, Inc.		1,246,400	30,237,664
Discover Financial Services		402,200	25,933,856
Santander Consumer USA Holdings, Inc. (a)		1,897,800	29,169,186
Synchrony Financial		805,200	25,001,460
			110,342,166
Insurance - 3.22%
CNO Financial Group, Inc.		1,225,600	28,605,504
Enstar Group Ltd. (a)		44,300	9,850,105
Willis Towers Watson PLC		155,777	24,025,487
			62,481,096
TOTAL FINANCIALS			413,157,163

HEALTH CARE - 1.84%
Health Care Equipment & Supplies - 0.49%
Zimmer Biomet Holdings, Inc.		80,600	9,437,454

Health Care Providers & Services - 0.29%
LifePoint Health, Inc. (a)		98,000	5,674,200

Pharmaceuticals - 1.06%
Mallinckrodt PLC (a)		552,500	20,646,925
TOTAL HEALTH CARE			35,758,579

INDUSTRIALS - 9.49%
Aerospace & Defense - 1.26%
Embraer SA - ADR		1,081,300	24,448,193

Air Freight & Logistics - 2.68%
Royal Mail PLC (v)		10,091,200	51,960,397

Construction & Engineering - 0.51%
Fluor Corp.		236,100	9,939,810

Machinery - 4.28%
Allison Transmission Holdings, Inc.		273,000	10,245,690
Cummins, Inc.		156,900	26,363,907
Navistar International Corp. (a)		1,050,000	46,273,500
			82,883,097
Road & Rail - 0.76%
Avis Budget Group, Inc. (a)		388,000	14,767,280
TOTAL INDUSTRIALS			183,998,777

INFORMATION TECHNOLOGY - 18.08%
Communications Equipment - 7.22%
ARRIS International PLC (a)		2,697,300	76,846,077
Telefonaktiebolaget LM Ericsson - ADR		10,963,800	63,041,850
			139,887,927
Electronic Equipment, Instruments & Components - 3.54%
Avnet, Inc.		856,400	33,656,520
Corning, Inc.		1,168,500	34,961,520
			68,618,040
IT Services - 0.87%
Teradata Corp. (a)		500,400	16,908,516

Semiconductors & Semiconductor Equipment - 0.96%
Marvell Technology Group Ltd.		1,042,600	18,662,540

Software - 0.62%
Micro Focus International PLC - ADR (a)		379,336	12,100,818

Technology Hardware, Storage & Peripherals - 4.87%
Hewlett Packard Enterprise Company		6,416,500	94,386,715
TOTAL INFORMATION TECHNOLOGY			350,564,556

REAL ESTATE - 0.84%
Equity Real Estate Investment Trusts - 0.84%
The GEO Group, Inc.		604,850	16,270,465
TOTAL REAL ESTATE			16,270,465

UTILITIES - 4.69%
Independent Power and Renewable Electricity Producers - 4.69%
Calpine Corp. (a)		2,903,300	42,823,675
NRG Energy, Inc.		1,877,200	48,037,548
TOTAL UTILITIES			90,861,223

Total common stocks (Cost $1,981,246,038)			1,908,781,760
Total long-term investments (Cost $1,981,246,038)			1,908,781,760

COLLATERAL FOR SECURITIES ON LOAN - 2.68%
Money Market Funds - 2.68%
Invesco Government & Agency Portfolio - Institutional Class, 0.93%^		51,985,846	51,985,846
Total collateral for securities on loan (Cost $51,985,846)			51,985,846

	Principal
SHORT-TERM INVESTMENTS - 1.56%	Amount
Time Deposits - 1.56%
Brown Brothers Harriman & Co., 0.05%, 10/02/2017*	GBP	58	78
Standard Chartered Bank., 0.59%, 10/02/2017*		$30,288,016	30,288,016
Total short-term investments (Cost $30,288,088)			30,288,094

Total investments - 102.69% (Cost $2,063,519,972)			1,991,055,700

Liabilities in excess of other assets - (2.69)%			(52,079,100)

Net assets - 100.00%			$1,938,976,600

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on a loan. The total market value of securities on loan was $50,381,262. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
- Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2017, is set forth below:

Issuer Name	Share Balance at July 1, 2017	Additions	Reductions	Share Balance at September 30, 2017	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (loss)	Value at September 30, 2017
Ophir Energy PLC	56,973,900	-	-	56,973,900	-	$-	$(7,598,518)	$55,502,276

(v)
- Security was fair valued as a result of market movement following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $165,355,672, which represented 8.53% of net assets. See Security Valuation below.

ADR	- American Depositary Receipt
GBP	- British Pounds
^	- Rate shown is the 7-day yield as of September 30, 2017.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2017
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.51%	Held		Value
CONSUMER DISCRETIONARY - 9.86%
Hotels, Restaurants & Leisure - 0.32%
Ruby Tuesday, Inc. (a)		1,203,500	$2,575,490

Household Durables - 3.18%
TRI Pointe Group, Inc. (a)		1,831,200	25,288,872

Media - 0.52%
MDC Partners, Inc. (a)		372,900	4,101,900

Specialty Retail - 5.84%
Bed Bath & Beyond, Inc.		169,100	3,968,777
Group 1 Automotive, Inc.		64,600	4,680,916
Office Depot, Inc.		4,080,000	18,523,200
Sonic Automotive, Inc.		942,200	19,220,880
			46,393,773
TOTAL CONSUMER DISCRETIONARY			78,360,035

ENERGY - 10.15%
Energy Equipment & Services - 4.61%
C&J Energy Services, Inc. (a)		402,600	12,065,922
Frank's International NV (l)		2,079,100	16,050,652
Key Energy Services, Inc. (a) (l)		91,000	1,198,470
McDermott International, Inc. (a)		1,005,300	7,308,531
			36,623,575
Oil, Gas & Consumable Fuels - 5.54%
Cairn Energy PLC (a) (v)		1,371,100	3,522,485
Cobalt International Energy, Inc. (a) (l)		179,260	256,342
Energy XXI Gulf Coast, Inc. (a)		527,400	5,453,316
Kosmos Energy Ltd. (a) (l)		1,474,200	11,734,632
PBF Energy, Inc. (l)		343,100	9,472,991
Rockhopper Exploration PLC (a)		4,963,300	1,662,702
Whiting Petroleum Corp. (a)		2,184,900	11,929,554
			44,032,022
TOTAL ENERGY			80,655,597

FINANCIALS - 28.78%
Banks - 14.28%
Associated Banc-Corp		442,300	10,725,775
The Bank of NT Butterfield & Son Ltd.		223,200	8,178,048
First BanCorp (a)		2,088,300	10,692,096
First Hawaiian, Inc.		640,900	19,412,861
First Horizon National Corp.		926,431	17,741,154
Investors Bancorp, Inc.		253,300	3,455,012
Popular, Inc.		641,600	23,059,104
TCF Financial Corp.		1,190,000	20,277,600
			113,541,650
Capital Markets - 1.28%
Oppenheimer Holdings, Inc.		585,800	10,163,630

Consumer Finance - 0.84%
SLM Corp. (a)		582,600	6,682,422

Insurance - 12.38%
CNO Financial Group, Inc.		815,600	19,036,104
Enstar Group Ltd. (a)		168,479	37,461,306
Global Indemnity Ltd. (a)		373,436	15,833,686
Horace Mann Educators Corp.		662,500	26,069,375
			98,400,471
TOTAL FINANCIALS			228,788,173

HEALTH CARE - 3.21%
Health Care Equipment & Supplies - 0.54%
Invacare Corp.		272,000	4,284,000

Health Care Providers & Services - 2.67%
Hanger, Inc. (a)		1,606,600	17,656,534
LifePoint Health, Inc. (a)		61,800	3,578,220
			21,234,754
TOTAL HEALTH CARE			25,518,754

INDUSTRIALS - 28.25%
Aerospace & Defense - 2.16%
Embraer SA - ADR		760,600	17,197,166

Airlines - 4.27%
WestJet Airlines Ltd.		1,594,400	33,951,679

Building Products - 4.68%
Armstrong Flooring, Inc. (a)		220,700	3,476,025
Masonite International Corp. (a)		487,300	33,721,160
			37,197,185
Commercial Services & Supplies - 1.36%
LSC Communications, Inc.		656,500	10,838,815

Construction & Engineering - 5.27%
KBR, Inc.		1,522,600	27,224,088
Tutor Perini Corp. (a)		516,400	14,665,760
			41,889,848
Machinery - 5.11%
EnPro Industries, Inc.		191,100	15,389,283
Meritor, Inc. (a)		294,100	7,649,541
Miller Industries, Inc.		449,100	12,552,345
Navistar International Corp. (a)		114,200	5,032,794
			40,623,963
Marine - 2.83%
Matson, Inc.		798,300	22,496,094

Professional Services - 1.29%
Hudson Global, Inc. (a) (o)		2,187,600	3,193,896
Korn/Ferry International		178,800	7,050,084
			10,243,980
Trading Companies & Distributors - 1.28%
Rush Enterprises, Inc. (a)		218,800	10,128,252
TOTAL INDUSTRIALS			224,566,982

INFORMATION TECHNOLOGY - 5.85%
Communications Equipment - 3.99%
ARRIS International PLC (a)		1,114,300	31,746,407

Semiconductors & Semiconductor Equipment - 1.86%
Diodes, Inc. (a)		492,700	14,746,511
TOTAL INFORMATION TECHNOLOGY			46,492,918

MATERIALS - 0.52%
Metals & Mining - 0.52%
Noranda Aluminum Holding Corp. (a) (o)		800,300	11,084
Real Industry, Inc. (a) (o)		2,307,708	4,153,875
TOTAL MATERIALS			4,164,959

REAL ESTATE - 9.32%
Equity Real Estate Investment Trusts - 9.32%
The GEO Group, Inc.		499,544	13,437,734
Granite Real Estate Investment Trust		452,100	18,296,487
New York REIT, Inc. (a)		502,400	3,943,840
Pebblebrook Hotel Trust (l)		35,500	1,282,970
Seritage Growth Properties (l)		804,900	37,081,743
TOTAL REAL ESTATE			74,042,774

UTILITIES - 3.57%
Electric Utilities - 3.57%
Great Plains Energy, Inc.		467,300	14,159,190
Portland General Electric Company		310,500	14,171,220
TOTAL UTILITIES			28,330,410

Total common stocks (Cost $710,191,708)			790,920,602
Total long-term investments (Cost $710,191,708)			790,920,602

COLLATERAL FOR SECURITIES ON LOAN - 5.38%
Money Market Funds - 5.38%
Invesco Government & Agency Portfolio - Institutional Class, 0.93%^		42,754,127	42,754,127
Total collateral for securities on loan (Cost $42,754,127)			42,754,127

	Principal
SHORT-TERM INVESTMENTS - 1.22%	Amount
Time Deposits - 1.22%
Royal Bank of Canada, 0.15%, 10/02/2017*	CAD	189,737	152,063
Standard Chartered Bank, 0.59%, 10/02/2017*		$9,576,694	9,576,694
Total short-term investments (Cost $9,728,757)			9,728,757

Total investments - 106.11% (Cost $762,674,592)			843,403,486

Liabilities in excess of other assets - (6.11)%			(48,546,850)

Net assets - 100.00%			$794,856,636

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan.  The total market value of securities on loan was $41,875,805.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $3,522,485, which represented 0.44% of net assets.  See Security Valuation below.

(o)
- Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2017, is set forth below:

Issuer Name	Share Balance at July 1, 2017	Additions	Reductions	Share Balance at September 30, 2017	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (loss)	Value at September 30, 2017
Hudson Global, Inc.	2,187,600	-	-	2,187,600	$-	-	$262,512	$3,193,896
Noranda Aluminum Holding Corp.	800,300	-	-	800,300	-	-	(6,523)	11,084
Real Industry, Inc.	2,307,708	-	-	2,307,708	-	-	(2,538,478)	4,153,875

^	- Rate shown is the 7-day yield as of September 30, 2017.
CAD	- Canadian Dollar
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2017
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)
	Shares
COMMON STOCKS - 99.71%	Held	Value
CONSUMER DISCRETIONARY - 16.99%
Auto Components - 2.42%
Cooper Tire & Rubber Company	2,335	$87,329
Cooper-Standard Holding, Inc. (a)	562	65,175
Gentherm, Inc. (a)	1,196	44,431
Motorcar Parts of America, Inc. (a)	2,249	66,256
Stoneridge, Inc. (a)	1,120	22,187
Superior Industries International, Inc.	5,281	87,929
Tenneco, Inc.	1,441	87,425
Tower International, Inc.	2,413	65,634
		526,366
Diversified Consumer Services - 1.10%
American Public Education, Inc. (a)	4,126	86,852
Capella Education Company	1,241	87,056
Liberty Tax, Inc.	4,519	65,074
		238,982
Hotels, Restaurants & Leisure - 2.30%
Bojangles', Inc. (a)	3,200	43,200
Brinker International, Inc.	669	21,314
Carrols Restaurant Group, Inc. (a)	3,985	43,437
The Cheesecake Factory, Inc. (a)	523	22,029
Chuy's Holdings, Inc. (a)	3,146	66,224
Del Frisco's Restaurant Group, Inc. (a)	3,013	43,839
El Pollo Loco Holdings, Inc. (a)	3,623	44,019
Eldorado Resorts, Inc. (a)	1,722	44,169
Fogo De Chao, Inc. (a)	1,753	21,737
ILG, Inc.	2,441	65,248
International Speedway Corp.	611	21,996
Marcus Corp/The	1,554	43,046
Ruth's Hospitality Group, Inc.	1,039	21,767
		502,025
Household Durables - 3.44%
Century Communities, Inc. (a)	2,657	65,628
CSS Industries, Inc.	2,270	65,421
Ethan Allen Interiors, Inc.	2,026	65,642
Flexsteel Industries, Inc.	859	43,551
Green Brick Partners, Inc. (a)	6,642	65,756
Hooker Furniture Corp.	457	21,822
La-Z-Boy, Inc.	1,636	44,008
M/I Homes, Inc. (a)	2,496	66,718
Meritage Homes Corp. (a)	1,007	44,711
Taylor Morrison Home Corp. (a)	3,020	66,591
TRI Pointe Group, Inc. (a)	6,508	89,876
Tupperware Brands Corp.	716	44,263
William Lyon Homes (a)	2,903	66,740
		750,727
Internet & Direct Marketing Retail - 0.10%
Duluth Holdings, Inc. (a)	1,083	21,974

Leisure Products - 0.80%
Malibu Boats, Inc. (a)	1,388	43,916
MCBC Holdings, Inc. (a)	3,218	65,583
Nautilus, Inc. (a)	2,578	43,568
Sturm, Ruger & Company, Inc.	417	21,559
		174,626
Media - 1.81%
Entercom Communications Corp.	7,690	88,051
Entravision Communications Corp.	3,812	21,728
Meredith Corp.	402	22,311
MSG Networks, Inc. (a)	4,126	87,471
Nexstar Media Group, Inc.	1,057	65,851
Regal Entertainment Group	2,674	42,784
Scholastic Corp.	1,775	66,030
		394,226
Multiline Retail - 0.50%
Big Lots, Inc.	818	43,820
Dillard's, Inc.	1,153	64,649
		108,469
Specialty Retail - 3.52%
Asbury Automotive Group, Inc. (a)	1,070	65,377
The Buckle, Inc.	2,617	44,096
The Cato Corp.	6,577	87,014
Francesca's Holdings Corp. (a)	11,928	87,790
GameStop Corp.	3,163	65,348
Group 1 Automotive, Inc.	1,217	88,184
Hibbett Sports, Inc. (a)	4,730	67,403
Lithia Motors, Inc.	369	44,394
Murphy USA, Inc. (a)	636	43,884
Office Depot, Inc.	19,226	87,286
Sonic Automotive, Inc.	4,297	87,659
		768,435
Textiles, Apparel & Luxury Goods - 1.00%
Fossil Group, Inc. (a)	9,209	85,920
G-III Apparel Group Ltd. (a)	749	21,736
Movado Group, Inc.	3,125	87,500
Steven Madden Ltd. (a)	513	22,213
		217,369
TOTAL CONSUMER DISCRETIONARY		3,703,199

CONSUMER STAPLES - 3.12%
Food & Staples Retailing - 1.31%
Natural Grocers by Vitamin Cottage, Inc. (a)	8,073	45,047
SpartanNash Company	1,641	43,273
SUPERVALU, Inc. (a)	2,966	64,511
United Natural Foods, Inc. (a)	1,580	65,712
Village Super Market, Inc.	2,662	65,858
		284,401
Food Products - 0.81%
B&G Foods, Inc.	1,421	45,259
Dean Foods Company	6,105	66,422
Omega Protein Corp.	3,914	65,168
		176,849
Personal Products - 0.60%
Natural Health Trends Corp.	3,648	87,187
USANA Health Sciences, Inc. (a)	761	43,910
		131,097
Tobacco - 0.40%
Universal Corp.	1,526	87,440
TOTAL CONSUMER STAPLES		679,787

ENERGY - 8.90%
Energy Equipment & Services - 3.40%
Atwood Oceanics, Inc. (a)	9,529	89,476
C&J Energy Services, Inc. (a)	2,888	86,553
Diamond Offshore Drilling, Inc. (a)	3,063	44,414
Dril-Quip, Inc. (a)	1,970	86,976
Frank's International NV	11,371	87,784
Matrix Service Company (a)	5,749	87,385
McDermott International, Inc. (a)	12,009	87,305
Oceaneering International, Inc.	2,477	65,071
Rowan Companies PLC (a)	1,728	22,205
Smart Sand, Inc. (a)	12,210	82,784
		739,953
Oil, Gas & Consumable Fuels - 5.50%
Alliance Holdings GP LP	3,257	90,577
Alon USA Partners LP	3,772	43,567
BP Prudhoe Bay Royalty Trust	4,003	89,867
Cone Midstream Partners LP	1,316	20,845
CVR Energy, Inc.	843	21,834
CVR Refining LP (a)	8,855	87,222
Delek US Holdings, Inc.	3,315	88,610
Energy XXI Gulf Coast, Inc. (a)	8,271	85,522
International Seaways, Inc. (a)	4,455	87,764
Kosmos Energy Ltd. (a)	12,674	100,885
Noble Midstream Partners LP	420	21,785
Nordic American Tankers Ltd	4,112	21,958
PBF Energy, Inc.	3,149	86,944
PBF Logistics LP	3,131	65,751
Renewable Energy Group, Inc. (a)	5,389	65,476
REX American Resources Corp. (a)	712	66,807
Rice Midstream Partners LP	1,055	22,092
Whiting Petroleum Corp. (a)	15,853	86,557
World Fuel Services Corp.	1,304	44,219
		1,198,282
TOTAL ENERGY		1,938,235

FINANCIALS - 30.48%
Banks - 17.50%
1st Source Corp.	857	43,536
Access National Corp.	1,527	43,764
American National Bankshares, Inc.	1,054	43,425
American River Bankshares	2,469	34,640
Arrow Financial Corporation	1,895	65,093
Bank of Marin Bancorp	1,288	88,228
The Bank of NT Butterfield & Son Ltd.	2,408	88,229
Bar Harbor Bankshares	2,087	65,448
BCB Bancorp, Inc.	4,614	64,365
Bridge Bancorp, Inc.	1,898	64,437
Brookline Bancorp, Inc.	4,270	66,185
Byline Bancorp, Inc. (a)	2,078	44,178
C&F Financial Corp.	400	22,000
Camden National Corp.	1,488	64,936
Carolina Financial Corp.	1,862	66,809
Cathay General Bancorp	1,635	65,727
Chemung Financial Corp.	483	22,749
City Holding Company	919	66,085
Community Trust Bancorp, Inc.	1,881	87,467
County Bancorp, Inc.	1,465	44,023
Customers Bancorp, Inc. (a)	2,026	66,088
Fidelity Southern Corp.	2,849	67,350
Financial Institutions, Inc.	3,082	88,761
First BanCorp (a)	16,924	86,651
First Business Financial Services, Inc.	968	22,022
First Financial Bancorp	3,346	87,498
First Financial Corp.	913	43,459
First Internet Bancorp	2,702	87,275
First Interstate BancSystem, Inc.	1,170	44,753
First Mid-Illinois Bancshares, Inc.	1,157	44,429
First Northwest Bancorp (a)	1,262	21,580
First South Bancorp, Inc.	1,196	22,162
Flushing Financial Corp.	2,910	86,485
Franklin Financial Network, Inc. (a)	2,435	86,808
Great Western Bancorp, Inc.	1,073	44,293
Hanmi Financial Corp.	2,131	65,954
HomeTrust Bancshares, Inc. (a)	3,321	85,184
Hope Bancorp, Inc.	4,978	88,160
International Bancshares Corp.	2,165	86,817
Live Oak Bancshares, Inc.	2,816	66,035
Midland States Bancorp, Inc.	2,753	87,215
MidSouth Bancorp, Inc.	5,346	64,419
MidWestOne Financial Group, Inc.	1,935	65,326
National Bankshares, Inc.	961	43,197
Northrim BanCorp, Inc.	1,863	65,112
Norwood Financial Corp.	1,403	42,820
OFG Bancorp	9,687	88,635
Ohio Valley Banc Corp.	997	36,291
Old National Bancorp/IN	2,395	43,829
Opus Bank (a)	2,740	65,760
Orrstown Financial Services, Inc.	880	21,912
Peapack Gladstone Financial Corp.	1,930	65,118
Penns Woods Bancorp, Inc.	1,420	65,987
Peoples Financial Services Corp.	458	21,892
Republic Bancorp, Inc.	1,125	43,751
S&T Bancorp, Inc.	1,111	43,973
Sandy Spring Bancorp, Inc.	1,059	43,885
Southern National Bancorp of Virginia, Inc.	5,127	87,108
State Bank Financial Corp.	2,305	66,038
TCF Financial Corp.	5,163	87,978
TriCo Bancshares	1,632	66,504
Trustmark Corp.	2,648	87,702
West Bancorporation, Inc.	895	21,838
Westamerica Bancorporation	744	44,298
		3,813,676
Capital Markets - 2.54%
CF Corp. (a)	7,884	88,301
Ellington Financial LLC	4,183	66,050
Federated Investors, Inc.	732	21,740
GAMCO Investors, Inc.	739	21,993
Greenhill & Co, Inc.	5,265	87,399
Manning & Napier, Inc.	11,386	44,975
Och-Ziff Capital Management Group LLC	28,464	91,653
Oppenheimer Holdings, Inc.	3,812	66,138
Piper Jaffray Cos	373	22,138
Waddell & Reed Financial, Inc.	2,204	44,234
		554,621
Consumer Finance - 0.40%
Nelnet, Inc.	1,731	87,416

Insurance - 4.71%
Ambac Financial Group, Inc. (a)	5,047	87,111
Argo Group International Holdings, Ltd.	1,419	87,269
Aspen Insurance Holdings Ltd.	2,208	89,203
EMC Insurance Group, Inc.	1,539	43,323
Global Indemnity Ltd. (a)	1,029	43,630
Greenlight Capital Re Ltd. (a)	4,040	87,466
Hallmark Financial Services, Inc. (a)	1,856	21,548
Horace Mann Educators Corp.	2,217	87,239
MBIA, Inc. (a)	9,884	85,991
National Western Life Group, Inc.	252	87,948
State Auto Financial Corp.	1,652	43,332
Stewart Information Services Corp.	2,309	87,188
Third Point Reinsurance Ltd. (a)	5,602	87,391
United Fire Group, Inc.	1,881	86,187
		1,024,826
Mortgage Real Estate Investment Trusts - 1.41%
Ares Commercial Real Estate Corp.	6,572	87,473
Great Ajax Corp.	4,630	65,237
Owens Realty Mortgage, Inc.	1,191	21,688
PennyMac Mortgage Investment Trust	2,513	43,701
Resource Capital Corp.	8,294	89,410
		307,509
Thrifts & Mortgage Finance - 3.92%
Capitol Federal Financial, Inc.	4,455	65,489
Clifton Bancorp, Inc.	3,928	65,676
Dime Community Bancshares, Inc.	4,145	89,118
HomeStreet, Inc. (a)	3,290	88,830
Northfield Bancorp, Inc.	3,803	65,982
Oritani Financial Corp.	5,203	87,410
PCSB Financial Corp. (a)	3,472	65,482
Provident Financial Holdings, Inc.	1,118	21,913
Southern Missouri Bancorp, Inc.	1,829	66,740
Territorial Bancorp, Inc.	2,071	65,381
TrustCo Bank Corp.	9,634	85,743
Washington Federal, Inc.	2,582	86,884
		854,648
TOTAL FINANCIALS		6,642,696

HEALTH CARE - 3.23%
Biotechnology - 0.20%
Emergent BioSolutions, Inc. (a)	1,099	44,455

Health Care Equipment & Supplies - 1.12%
Globus Medical, Inc. (a)	1,486	44,164
Invacare Corp.	5,638	88,798
Meridian Bioscience, Inc.	1,543	22,065
Natus Medical, Inc. (a)	587	22,013
Varex Imaging Corp. (a)	1,944	65,785
		242,825
Health Care Providers & Services - 1.91%
Aceto Corp.	7,970	89,503
AMN Healthcare Services, Inc. (a)	482	22,027
LifePoint Health, Inc. (a)	1,499	86,792
Magellan Health, Inc. (a)	767	66,192
National HealthCare Corp.	1,045	65,386
Owens & Minor, Inc.	1,481	43,245
US Physical Therapy, Inc.	712	43,752
		416,897
TOTAL HEALTH CARE		704,177

INDUSTRIALS - 16.42%
Aerospace & Defense - 0.60%
Astronics Corp. (a)	2,198	65,391
National Presto Industries, Inc.	615	65,466
		130,857
Air Freight & Logistics - 0.30%
Hub Group, Inc. (a)	1,543	66,272

Airlines - 1.11%
Allegiant Travel Co.	656	86,395
Hawaiian Holdings, Inc. (a)	2,373	89,106
Spirit Airlines, Inc. (a)	1,961	65,517
		241,018
Building Products - 1.52%
American Woodmark Corp. (a)	232	22,330
Apogee Enterprises, Inc	456	22,007
Caesarstone Ltd. (a)	2,937	87,523
Insteel Industries, Inc.	1,716	44,805
Masonite International Corp. (a)	1,281	88,644
Simpson Manufacturing Co, Inc.	447	21,921
Universal Forest Products, Inc.	456	44,761
		331,991
Commercial Services & Supplies - 2.52%
ACCO Brands Corp. (a)	5,412	64,403
Ennis, Inc.	3,321	65,258
Herman Miller, Inc.	1,850	66,415
Knoll, Inc.	3,307	66,140
LSC Communications, Inc.	4,931	81,410
Performant Financial Corp. (a)	28,669	52,178
Steelcase, Inc.	4,297	66,174
UniFirst Corp.	291	44,087
West Corp.	1,869	43,865
		549,930
Construction & Engineering - 1.31%
Dycom Industries, Inc. (a)	258	22,157
KBR, Inc.	4,870	87,076
MYR Group, Inc. (a)	3,034	88,410
Tutor Perini Corp. (a)	3,065	87,046
		284,689
Electrical Equipment - 0.80%
Encore Wire Corp.	982	43,969
Generac Holdings, Inc. (a)	480	22,046
Preformed Line Products Company	639	43,005
Thermon Group Holdings, Inc. (a)	3,643	65,538
		174,558
Machinery - 3.65%
Astec Industries, Inc.	385	21,564
Chart Industries, Inc. (a)	1,116	43,781
Commercial Vehicle Group, Inc. (a)	4,012	29,488
EnPro Industries, Inc.	1,090	87,777
Global Brass & Copper Holdings, Inc.	1,287	43,501
Graham Corp.	3,134	65,281
The Greenbrier Companies, Inc.	1,811	87,199
Hurco Companies, Inc.	1,063	44,221
Hyster-Yale Materials Handling, Inc.	572	43,724
Luxfer Holdings PLC - ADR	3,526	43,899
Meritor, Inc. (a)	3,346	87,029
Miller Industries, Inc.	2,361	65,990
Mueller Industries, Inc.	629	21,984
Park-Ohio Holdings Corp.	1,437	65,527
Wabash National Corp.	1,895	43,244
		794,209
Marine - 0.40%
Matson, Inc.	3,074	86,625

Professional Services - 3.51%
Barrett Business Services, Inc.	1,554	87,848
CBIZ, Inc. (a)	1,336	21,710
FTI Consulting, Inc. (a)	2,442	86,642
Heidrick & Struggles International, Inc.	3,169	67,024
Huron Consulting Group, Inc. (a)	1,909	65,479
Insperity, Inc.	251	22,088
Kelly Services, Inc.	863	21,653
Kforce, Inc.	3,215	64,943
Korn/Ferry International	2,191	86,391
Navigant Consulting, Inc. (a)	3,859	65,294
Resources Connection, Inc.	6,399	88,946
RPX Corp. (a)	6,602	87,675
		765,693
Trading Companies & Distributors - 0.70%
Rush Enterprises, Inc. (a)	1,873	86,701
WESCO International, Inc. (a)	1,128	65,706
		152,407
TOTAL INDUSTRIALS		3,578,249

INFORMATION TECHNOLOGY - 10.81%
Communications Equipment - 1.55%
ADTRAN, Inc.	2,780	66,720
Comtech Telecommunications Corp.	2,489	51,099
Digi International, Inc. (a)	2,002	21,221
NETGEAR, Inc. (a)	1,396	66,450
Plantronics, Inc.	990	43,778
Quantenna Communications, Inc. (a)	3,923	65,946
TESSCO Technologies, Inc.	1,863	23,194
		338,408
Electronic Equipment, Instruments & Components - 2.81%
Anixter International, Inc. (a)	770	65,450
AVX Corp.	2,394	43,643
ePlus, Inc. (a)	236	21,818
II-VI, Inc. (a)	531	21,851
Insight Enterprises, Inc. (a)	1,431	65,712
Methode Electronics, Inc.	1,031	43,663
MTS Systems Corp.	818	43,722
Park Electrochemical Corp.	3,539	65,472
PC Connection, Inc.	1,581	44,568
Plexus Corp. (a)	388	21,759
Sanmina Corp. (a)	579	21,510
ScanSource, Inc. (a)	1,488	64,951
TTM Technologies, Inc. (a)	1,435	22,056
Vishay Intertechnology, Inc.	3,516	66,100
		612,275
Internet Software & Services - 0.60%
Cars.com, Inc. (a)	2,472	65,780
NIC, Inc.	1,238	21,232
Shutterstock, Inc. (a)	1,314	43,743
		130,755
IT Services - 1.12%
CSG Systems International, Inc.	1,648	66,085
Luxoft Holding, Inc. (a)	946	45,219
Sykes Enterprises, Inc. (a)	1,501	43,769
Syntel, Inc.	4,500	88,425
		243,498
Semiconductors & Semiconductor Equipment - 3.29%
Ambarella, Inc. (a)	904	44,305
Amkor Technology, Inc. (a)	8,310	87,671
Diodes, Inc. (a)	2,970	88,892
Ichor Holdings Ltd (a)	1,639	43,925
Mellanox Technologies Ltd. (a)	919	43,331
Photronics, Inc. (a)	10,499	92,916
Rudolph Technologies, Inc. (a)	848	22,302
SMART Global Holdings, Inc. (a)	1,948	52,167
Synaptics, Inc. (a)	2,244	87,920
Xcerra Corp. (a)	8,909	87,754
Xperi Corp.	2,573	65,097
		716,280
Software - 1.03%
Magic Software Enterprises Ltd	2,818	24,658
MicroStrategy, Inc. (a)	515	65,770
Monotype Imaging Holdings, Inc.	2,295	44,179
Synchronoss Technologies, Inc. (a)	9,741	90,883
		225,490
Technology Hardware, Storage & Peripherals - 0.41%
Super Micro Computer, Inc. (a)	4,003	88,466
TOTAL INFORMATION TECHNOLOGY		2,355,172

MATERIALS - 4.14%
Chemicals - 2.73%
American Vanguard Corp.	3,837	87,866
Core Molding Technologies, Inc.	2,039	44,736
FutureFuel Corp.	2,750	43,285
GCP Applied Technologies, Inc. (a)	1,437	44,116
Hawkins, Inc.	1,069	43,615
Innospec, Inc.	1,072	66,089
Minerals Technologies, Inc.	613	43,308
Rayonier Advanced Materials, Inc.	6,395	87,612
Stepan Company	261	21,835
Terra Nitrogen Company LP	813	66,463
Trecora Resources (a)	3,385	45,021
		593,946
Metals & Mining - 0.91%
Compass Minerals International, Inc.	1,361	88,329
Haynes International, Inc.	1,863	66,900
SunCoke Energy Partners LP	2,563	44,084
		199,313
Paper & Forest Products - 0.50%
Clearwater Paper Corp. (a)	885	43,586
Domtar Corp.	994	43,130
PH Glatfelter Company	1,120	21,784
		108,500
TOTAL MATERIALS		901,759

REAL ESTATE - 2.02%
Equity Real Estate Investment Trusts - 2.02%
Altisource Residential Corp.	7,898	87,747
The GEO Group, Inc.	3,287	88,421
New York REIT, Inc. (a)	11,240	88,234
Pebblebrook Hotel Trust	2,430	87,820
Seritage Growth Properties	1,891	87,118
TOTAL REAL ESTATE		439,340

TELECOMMUNICATION SERVICES - 0.80%
Diversified Telecommunication Services - 0.40%
ATN International, Inc.	1,659	87,430

Wireless Telecommunication Services - 0.40%
Spok Holdings, Inc.	5,584	85,714
TOTAL TELECOMMUNICATION SERVICES		173,144

UTILITIES - 2.80%
Electric Utilities - 0.69%
El Paso Electric Company	788	43,537
Otter Tail Corp.	495	21,458
PNM Resources, Inc.	2,138	86,162
		151,157
Gas Utilities - 0.80%
Northwest Natural Gas Company	1,012	65,173
South Jersey Industries, Inc.	1,259	43,473
Star Gas Partners LP	3,893	44,186
Suburban Propane Partners LP	846	22,072
		174,904
Independent Power and Renewable Electricity Producers - 0.41%
Dynegy, Inc. (a)	9,029	88,394

Multi-Utilities - 0.90%
Avista Corp.	1,698	87,905
NorthWestern Corp.	1,525	86,834
Unitil Corp.	440	21,762
		196,501
TOTAL UTILITIES		610,956

Total common stocks (Cost $20,205,437)		21,726,714
Total long-term investments (Cost $20,205,437)		21,726,714
	Principal
SHORT-TERM INVESTMENTS - 2.14%	Amount
Time Deposits - 2.14%
Standard Chartered Bank, 0.59%, 10/02/2017*	$466,858	466,858
Total short-term investments (Cost $466,858)		466,858

Total investments - 101.85% (Cost $20,672,295)		22,193,572

Liabilities in excess of other assets - (1.85)%		(402,852)

Net assets - 100.00%		$21,790,720

(a)	- Non-income producing security.
ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2017
Hotchkis & Wiley Global Value Fund (Unaudited)

	Shares
COMMON STOCKS - 100.12%	Held		Value
CONSUMER DISCRETIONARY - 8.40%
Auto Components - 2.37%
Adient PLC		881	$73,995
Magna International, Inc.		2,435	129,981
			203,976
Automobiles - 3.13%
Bayerische Motoren Werke AG (v)		1,476	131,565
General Motors Company		3,404	137,453
			269,018
Media - 1.54%
Discovery Communications, Inc. - Class A (a)		3,130	66,638
Discovery Communications, Inc. - Class C (a)		3,239	65,622
			132,260
Specialty Retail - 1.36%
Bed Bath & Beyond, Inc.		1,350	31,685
Office Depot, Inc.		18,859	85,620
			117,305
TOTAL CONSUMER DISCRETIONARY			722,559

CONSUMER STAPLES - 2.14%
Food & Staples Retailing - 1.65%
Tesco PLC (a) (v)		56,577	141,881

Food Products - 0.49%
Ezaki Glico Company Ltd. (v)		800	42,228
TOTAL CONSUMER STAPLES			184,109

ENERGY - 9.36%
Energy Equipment & Services - 1.61%
National Oilwell Varco, Inc.		2,690	96,114
WorleyParsons Ltd. (a) (v)		3,966	42,213
			138,327
Oil, Gas & Consumable Fuels - 7.75%
Cairn Energy PLC (a) (v)		35,665	91,627
Cobalt International Energy, Inc. (a)		2,559	3,659
Hess Corp.		696	32,635
Kosmos Energy Ltd. (a)		20,688	164,677
Marathon Oil Corp.		7,577	102,744
Ophir Energy PLC (a) (v)		140,471	136,843
Rockhopper Exploration PLC (a)		172,332	57,731
Whiting Petroleum Corp. (a)		13,953	76,183
			666,099
TOTAL ENERGY			804,426

FINANCIALS - 27.62%
Banks - 15.60%
Bank of America Corp.		6,700	169,778
Barclays PLC (v)		107,209	277,991
Citigroup, Inc.		3,287	239,096
JPMorgan Chase & Company		442	42,216
Popular, Inc.		4,309	154,866
Societe Generale SA (v)		2,037	119,370
Standard Chartered PLC (a) (v)		8,620	85,709
Wells Fargo & Company		4,582	252,697
			1,341,723
Capital Markets - 1.49%
Credit Suisse Group AG (a) (v)		8,091	128,199

Consumer Finance - 1.97%
Capital One Financial Corp.		1,062	89,909
Santander Consumer USA Holdings, Inc. (a)		5,192	79,801
			169,710
Insurance - 8.56%
American International Group, Inc.		6,891	423,038
Willis Towers Watson PLC		552	85,135
Zurich Insurance Group AG (v)		745	227,657
			735,830
TOTAL FINANCIALS			2,375,462

HEALTH CARE - 6.43%
Health Care Equipment & Supplies - 1.31%
Koninklijke Philips NV (v)		2,724	112,392

Health Care Providers & Services - 1.41%
Anthem, Inc.		638	121,143

Pharmaceuticals - 3.71%
GlaxoSmithKline PLC - ADR		3,319	134,751
KYORIN Holdings, Inc. (v)		3,300	66,533
Sanofi (v)		1,189	118,360
			319,644
TOTAL HEALTH CARE			553,179

INDUSTRIALS - 22.94%
Aerospace & Defense - 3.84%
BAE Systems PLC (v)		23,603	199,888
Embraer SA - ADR		5,750	130,007
			329,895
Air Freight & Logistics - 3.49%
Royal Mail PLC (v)		58,380	300,603

Airlines - 3.05%
WestJet Airlines Ltd.		12,325	262,453

Building Products - 3.20%
Johnson Controls International PLC		2,114	85,173
Masonite International Corp. (a)		2,743	189,816
			274,989
Construction & Engineering - 0.62%
Bouygues SA (v)		1,125	53,404

Machinery - 8.74%
CNH Industrial NV		12,011	144,252
Cummins, Inc.		1,290	216,758
Danieli & C Officine Meccaniche SpA		14,242	263,261
Navistar International Corp. (a)		2,884	127,098
			751,369
TOTAL INDUSTRIALS			1,972,713

INFORMATION TECHNOLOGY - 18.24%
Communications Equipment - 5.68%
ARRIS International PLC (a)		6,896	196,467
Telefonaktiebolaget LM Ericsson - ADR		50,773	291,945
			488,412
Electronic Equipment, Instruments & Components - 1.69%
Corning, Inc.		4,859	145,381

Semiconductors & Semiconductor Equipment - 0.51%
Marvell Technology Group Ltd.		2,464	44,106

Software - 5.41%
Micro Focus International PLC - ADR (a)		1,692	53,975
Microsoft Corp.		2,861	213,116
Oracle Corp.		4,099	198,186
			465,277
Technology Hardware, Storage & Peripherals - 4.95%
Hewlett Packard Enterprise Company		28,904	425,178
TOTAL INFORMATION TECHNOLOGY			1,568,354

REAL ESTATE - 1.57%
Equity Real Estate Investment Trusts - 1.57%
Seritage Growth Properties		2,937	135,308
TOTAL REAL ESTATE			135,308

TELECOMMUNICATION SERVICES - 2.67%
Wireless Telecommunication Services - 2.67%
Orange Belgium SA (v)		1,640	37,957
Vodafone Group PLC - ADR		6,734	191,649
TOTAL TELECOMMUNICATION SERVICES			229,606

UTILITIES - 0.75%
Independent Power and Renewable Electricity Producers - 0.75%
Calpine Corp. (a)		4,368	64,428
TOTAL UTILITIES			64,428

Total common stocks (Cost $7,560,679)			8,610,144
Total long-term investments (Cost $7,560,679)			8,610,144
	Principal
SHORT-TERM INVESTMENTS - 0.48%	Amount
Time Deposits - 0.48%
Brown Brothers Harriman & Co., 0.15%, 10/02/2017*	CAD	1,467	1,176
JPMorgan Chase & Company, 0.59%, 10/02/2017*		$40,429	40,429
Total short-term investments (Cost $41,605)			41,605

Total investments - 100.60% (Cost $7,602,284)			8,651,749

Liabilities in excess of other assets - (0.60)%			(51,889)

Net assets - 100.00%			$8,599,860

(a)	- Non-income producing security.
(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $2,314,420, which represented 26.91% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
CAD	- Canadian Dollars
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2017
Hotchkis & Wiley International Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.05%	Held	Value
CONSUMER DISCRETIONARY - 6.71%
Auto Components - 2.74%
Adient PLC	331	$27,801
Magna International, Inc.	798	42,597
		70,398
Automobiles - 2.22%
Bayerische Motoren Werke AG (v)	440	39,220
Honda Motor Company Ltd. (v)	600	17,724
		56,944
Media - 0.64%
RTL Group SA (v)	216	16,369

Specialty Retail - 1.11%
Kingfisher PLC (v)	4,256	17,040
Pendragon PLC	26,435	11,335
		28,375
TOTAL CONSUMER DISCRETIONARY		172,086

CONSUMER STAPLES - 4.72%
Food & Staples Retailing - 3.17%
Tesco PLC (a) (v)	32,462	81,407

Food Products - 1.03%
Ezaki Glico Company Ltd. (v)	500	26,393

Tobacco - 0.52%
Scandinavian Tobacco Group (r)	757	13,430
TOTAL CONSUMER STAPLES		121,230

ENERGY - 8.96%
Energy Equipment & Services - 4.63%
Borr Drilling Ltd. (a) (v)	6,471	25,750
Frank's International NV	6,772	52,280
WorleyParsons Ltd. (a) (v)	3,839	40,861
		118,891
Oil, Gas & Consumable Fuels - 4.33%
Cairn Energy PLC (a) (v)	9,036	23,214
Kosmos Energy Ltd. (a)	5,306	42,236
Ophir Energy PLC (a) (v)	37,546	36,576
Rockhopper Exploration PLC (a)	26,435	8,856
		110,882
TOTAL ENERGY		229,773

FINANCIALS - 24.60%
Banks - 9.65%
Barclays PLC (v)	38,040	98,638
BNP Paribas SA (v)	363	29,285
ING Groep NV (v)	1,530	28,201
Societe Generale SA (v)	1,148	67,274
Standard Chartered PLC (a) (v)	2,435	24,211
		247,609
Capital Markets - 2.52%
Credit Suisse Group AG (v)	4,081	64,662

Insurance - 12.43%
Enstar Group Ltd. (a)	347	77,155
Global Indemnity Ltd. (a)	1,668	70,723
RSA Insurance Group PLC (v)	3,155	26,360
Willis Towers Watson PLC	290	44,727
Zurich Insurance Group AG (v)	327	99,924
		318,889
TOTAL FINANCIALS		631,160

HEALTH CARE - 9.16%
Health Care Equipment & Supplies - 5.05%
Draegerwerk AG & Company KGaA	80	42,081
Koninklijke Philips NV (v)	2,117	87,347
		129,428
Pharmaceuticals - 4.11%
GlaxoSmithKline PLC (v)	2,509	50,156
KYORIN Holdings, Inc. (v)	1,000	20,161
Sanofi (v)	353	35,140
		105,457
TOTAL HEALTH CARE		234,885

INDUSTRIALS - 27.31%
Aerospace & Defense - 5.36%
BAE Systems PLC (v)	11,700	99,084
Embraer SA - ADR	1,701	38,460
		137,544
Air Freight & Logistics - 3.35%
Royal Mail PLC (v)	16,686	85,918

Airlines - 4.47%
WestJet Airlines Ltd.	5,379	114,542

Building Products - 6.10%
Johnson Controls International PLC	1,276	51,410
Masonite International Corp. (a)	1,519	105,115
		156,525
Construction & Engineering - 1.53%
Bouygues SA (v)	827	39,258

Machinery - 6.22%
CNH Industrial NV	3,742	44,941
Danieli & C Officine Meccaniche SpA	4,956	91,611
KSB AG (v)	42	22,929
		159,481
Professional Services - 0.28%
Hudson Global, Inc. (a)	4,990	7,285
TOTAL INDUSTRIALS		700,553

INFORMATION TECHNOLOGY - 11.63%
Communications Equipment - 7.53%
ARRIS International PLC (a)	3,078	87,692
Telefonaktiebolaget LM Ericsson (v)	18,284	105,409
		193,101
Electronic Equipment, Instruments & Components - 3.06%
Hitachi Ltd. (v)	4,000	28,204
Nippon Electric Glass Company Ltd. (v)	300	11,629
TE Connectivity Ltd.	466	38,706
		78,539
Semiconductors & Semiconductor Equipment - 1.04%
Marvell Technology Group Ltd.	1,498	26,814
TOTAL INFORMATION TECHNOLOGY		298,454

MATERIALS - 1.62%
Chemicals - 1.62%
Tikkurila Oyj	2,275	41,435
TOTAL MATERIALS		41,435

REAL ESTATE - 0.94%
Equity Real Estate Investment Trusts - 0.94%
Granite Real Estate Investment Trust	600	24,077
TOTAL REAL ESTATE		24,077

TELECOMMUNICATION SERVICES - 3.40%
Wireless Telecommunication Services - 3.40%
Orange Belgium SA (v)	1,081	25,019
Vodafone Group PLC (v)	22,230	62,248
TOTAL TELECOMMUNICATION SERVICES		87,267

Total common stocks (Cost $2,172,822)		2,540,920
Total long-term investments (Cost $2,172,822)		2,540,920
	Principal
SHORT-TERM INVESTMENTS - 1.53%	Amount
Time Deposits - 1.53%
Banco Santander SA, 0.59%, 10/02/2017*	$39,127	39,127
Total short-term investments (Cost $39,127)		39,127

Total investments - 100.58% (Cost $2,211,949)		2,580,047

Liabilities in excess of other assets - (0.58)%		(14,855)

Net assets - 100.00%		$2,565,192

(a)	- Non-income producing security.
(r)
 - Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $13,430, which represented 0.52% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $1,435,611, which represented 55.97% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2017
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 92.39%	Held		Value
CONSUMER DISCRETIONARY - 9.43%
Auto Components - 0.58%
Magna International, Inc. (l)		60,400	$3,224,152

Automobiles - 1.94%
General Motors Company		269,100	10,866,258

Household Durables - 1.51%
TRI Pointe Group, Inc. (a)		614,600	8,487,626

Media - 3.02%
Discovery Communications, Inc. - Class A (a)		273,100	5,814,299
Discovery Communications, Inc. - Class C (a)		548,000	11,102,480
			16,916,779
Specialty Retail - 1.96%
Bed Bath & Beyond, Inc.		275,900	6,475,373
Office Depot, Inc. (c)		1,000,800	4,543,632
			11,019,005
Textiles, Apparel & Luxury Goods - 0.42%
JG Boswell Company		3,401	2,333,086
TOTAL CONSUMER DISCRETIONARY			52,846,906

CONSUMER STAPLES - 1.40%
Food & Staples Retailing - 0.93%
Tesco PLC (a) (v)		2,066,800	5,183,019

Food Products - 0.47%
Ezaki Glico Company Ltd. (v)		50,300	2,655,119
TOTAL CONSUMER STAPLES			7,838,138

ENERGY - 9.28%
Energy Equipment & Services - 4.52%
C&J Energy Services, Inc. (a)		294,400	8,823,168
Frank's International NV (l)		1,196,300	9,235,436
National Oilwell Varco, Inc.		144,700	5,170,131
WorleyParsons Ltd. (a) (v)		198,200	2,109,587
			25,338,322
Oil, Gas & Consumable Fuels - 4.76%
Apache Corp.		208,600	9,553,880
Cairn Energy PLC (a) (v)		1,327,500	3,410,473
Cobalt International Energy, Inc. (a) (l)		63,585	90,927
Energy XXI Gulf Coast, Inc. (a)		328,066	3,392,202
Hess Corp.		54,300	2,546,127
Ophir Energy PLC (a) (v)		3,788,500	3,690,644
Rockhopper Exploration PLC (a)		1,919,100	642,897
Whiting Petroleum Corp. (a)		621,500	3,393,390
			26,720,540
TOTAL ENERGY			52,058,862

FINANCIALS - 27.90%
Banks - 14.43%
Bank of America Corp. (c)		906,100	22,960,574
Barclays PLC - ADR		255,500	2,644,425
Citigroup, Inc. (c)		118,500	8,619,690
JPMorgan Chase & Company (c)		75,600	7,220,556
Popular, Inc.		276,400	9,933,816
Wells Fargo & Company		535,600	29,538,340
			80,917,401
Capital Markets - 4.23%
The Goldman Sachs Group, Inc.		49,800	11,812,062
Motors Liquidation Company GUC Trust (a)		1,196,200	11,902,190
			23,714,252
Consumer Finance - 2.10%
Capital One Financial Corp.		139,200	11,784,672

Insurance - 7.14%
American International Group, Inc. (c)		456,200	28,006,118
Global Indemnity Ltd. (a)		94,800	4,019,520
Zurich Insurance Group AG (v)		26,300	8,036,740
			40,062,378
TOTAL FINANCIALS			156,478,703

HEALTH CARE - 1.15%
Health Care Providers & Services - 1.15%
Hanger, Inc. (a)		584,700	6,425,853
TOTAL HEALTH CARE			6,425,853

INDUSTRIALS - 13.61%
Air Freight & Logistics - 2.81%
Royal Mail PLC (c) (v)		3,062,700	15,770,088

Airlines - 3.62%
WestJet Airlines Ltd.		953,200	20,297,755

Building Products - 4.06%
Johnson Controls International PLC		139,600	5,624,484
Masonite International Corp. (a)		247,400	17,120,080
			22,744,564
Machinery - 3.00%
Danieli & C Officine Meccaniche SpA (c)		823,400	15,220,394
KSB AG (v)		2,944	1,607,229
			16,827,623
Professional Services - 0.12%
Hudson Global, Inc. (a)		481,700	703,282
TOTAL INDUSTRIALS			76,343,312

INFORMATION TECHNOLOGY - 21.59%
Communications Equipment - 6.27%
ARRIS International PLC (a)		461,700	13,153,833
Telefonaktiebolaget LM Ericsson - ADR		3,831,700	22,032,275
			35,186,108
Electronic Equipment, Instruments & Components - 0.94%
Corning, Inc. (c)		176,300	5,274,896

Software - 8.55%
Micro Focus International PLC - ADR (a)		119,664	3,817,282
Microsoft Corp. (c)		323,600	24,104,964
Oracle Corp. (c)		414,100	20,021,735
			47,943,981
Technology Hardware, Storage & Peripherals - 5.83%
Hewlett Packard Enterprise Company		2,221,400	32,676,794
TOTAL INFORMATION TECHNOLOGY			121,081,779

MATERIALS - 1.66%
Chemicals - 1.23%
Iracore International Holdings, Inc. (Acquired 04/13/2017, Cost $6,892,250) (a) (f) (i) (m) (o) (u)		32,422	6,892,269

Metals & Mining - 0.43%
GHW Holdco LLC (Acquired 10/28/2016, Cost $45,000) (a) (f) (i) (m) (o) (u)		2	61,500
Horsehead Holding LLC (a) (f) (i) (u)		4,688	1,195,118
Noranda Aluminum Acquisition Corp. - Escrow (a) (f) (i) (u)		3,793,534	470,398
Real Industry, Inc. (a)		389,782	701,607
			2,428,623
TOTAL MATERIALS			9,320,892

REAL ESTATE - 4.48%
Equity Real Estate Investment Trusts - 4.48%
Seritage Growth Properties (l)		545,400	25,126,578
TOTAL REAL ESTATE			25,126,578

TELECOMMUNICATION SERVICES - 1.89%
Wireless Telecommunication Services - 1.89%
Vodafone Group PLC - ADR		372,800	10,609,888
TOTAL TELECOMMUNICATION SERVICES			10,609,888

Total common stocks (Cost $479,432,883)			518,130,911

INVESTMENT COMPANIES - 0.08%
Closed-End Funds - 0.08%
Boulder Growth & Income Fund, Inc. (l)		45,500	464,100
Total investment companies (Cost $244,877)			464,100

PREFERRED STOCKS - 0.61%
FINANCIALS - 0.61%
Thrifts & Mortgage Finance - 0.61%
Federal Home Loan Mortgage Corp. - Series K (a)		33,900	366,967
Federal Home Loan Mortgage Corp. - Series N (a)		118,600	1,185,407
Federal Home Loan Mortgage Corp. - Series S (a)		18,700	191,114
Federal Home Loan Mortgage Corp. - Series Z (a)		248,000	1,693,840
TOTAL FINANCIALS			3,437,328

Total preferred stocks (Cost $1,935,636)			3,437,328

CORPORATE BONDS - 2.83%	Principal
ENERGY - 2.15%	Amount
Oil, Gas & Consumable Fuels - 2.15%
Cobalt International Energy, Inc.
10.750%, 12/01/2021 (r)		$11,896,000	11,598,600
7.750%, 12/01/2023 (r)		708,000	453,120
TOTAL ENERGY			12,051,720

MATERIALS - 0.68%
Metals & Mining - 0.68%
New Day Aluminum LLC
4.000% Cash and 6.000% PIK, 10/28/2020 (Acquired 10/28/2016 - 09/29/2017, Cost $247,085) (f) (i) (m) (p) (u)		1,059,358	1,059,358
4.000% Cash and 6.000% PIK, 10/28/2020 (Acquired 10/28/2016 - 09/29/2017, Cost $615,181) (f) (i) (m) (p) (u)		2,850,119	2,754,498
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019 (d) (f) (i) (u)		41,000	-
TOTAL MATERIALS			3,813,856

Total corporate bonds (Cost $12,904,850)			15,865,576

TERM LOANS - 0.89%
MATERIALS - 0.89%
Chemicals - 0.68%
Iracore International Holdings, Inc.
10.235% (1 month USD LIBOR + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $3,802,486) (b) (f) (i) (m) (u)		3,802,486	3,802,486

Metals & Mining - 0.21%
New Day Aluminum LLC
8.000%, 10/28/2017 (Acquired 10/28/2016, Cost $768,000) (f) (i) (m)		768,000	1,152,000
TOTAL MATERIALS			4,954,486

Total term loans (Cost $4,570,486)			4,954,486

RIGHTS - 0.00%	Shares
ENERGY - 0.00%	Held
Oil, Gas & Consumable Fuels - 0.00%
Etablissements Maurel et Prom (a) (f) (u)		274,200	-
TOTAL ENERGY			-
Total Rights (Cost $0)			-

WARRANTS - 0.55%
CONSUMER DISCRETIONARY - 0.55%
Automobiles - 0.13%
General Motors Company (a)
Expiration: July 2019, Exercise Price: $18.33		33,866	758,937
TOTAL CONSUMER DISCRETIONARY			758,937

ENERGY - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Lonestar Resources America, Inc. (a) (f) (i)
Expiration: December 2021, Exercise Price: $5.00		80,000	-
TOTAL ENERGY			-

FINANCIALS - 0.42%
Insurance - 0.42%
American International Group, Inc. (a)
Expiration: January 2021, Exercise Price: $44.16		117,400	2,348,000
TOTAL FINANCIALS			2,348,000

Total warrants (Cost $1,745,022)			3,106,937
Total long-term investments (Cost $500,833,754)			545,959,338

COLLATERAL FOR SECURITIES ON LOAN - 4.72%
Money Market Funds - 4.72%
Invesco Government & Agency Portfolio - Institutional Class, 0.93%^		26,466,792	26,466,792
Total collateral for securities on loan (Cost $26,466,792)			26,466,792

	Principal
SHORT-TERM INVESTMENTS - 3.00%	Amount
Time Deposits - 3.00%
Brown Brothers Harriman & Co., 0.50%, 10/02/2017*	AUD	35	27
Brown Brothers Harriman & Co., 0.05%, 10/02/2017*	GBD	30	39
Citigroup, Inc., 0.59%, 10/02/2017*		$16,730,870	16,730,870
Royal Bank of Canada, 0.15%, 10/02/2017*	CAD	124,797	100,018
Total short-term investments (Cost $16,830,950)			16,830,954

Total investments - 105.07% (Cost $544,131,496)			589,257,084

Liabilities in excess of other assets - (5.07)%			(28,458,157)

Net assets - 100.00%			$560,798,927

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at September 30, 2017.
(c)	- All or a portion of this security is segregated as collateral for futures contracts and unfunded loan commitments.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees. The total market value of these securities was $17,387,627, which represented 3.10% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(l)
 - All or a portion of this security is on loan.  The total market value of securities on loan was $25,890,242.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(m)
- Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $15,722,111, which represented 2.80% of net assets.

(o)
- Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2017, is set forth below:

Issuer Name	Share Balance at July 1, 2017	Additions	Reductions	Share Balance at September 30, 2017	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (loss)	Value at September 30, 2017
GHW Holdco LLC	2	-	-	2	$-	$-	$16,500	$61,500
Iracore Investments Holdings, Inc.	32,422	-	-	32,422	-	-	-	6,892,269

(p)	- Payment in-kind security.
(r)
 - Rule 144A Security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $12,051,720, which represented 2.15% of net assets.

(u)	- Value determined using significant unobservable inputs.
(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $42,462,899, which represented 7.57% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
AUD	- Australian Dollars
CAD	- Canadian Dollar
GBP	- British Pounds
LIBOR	- London Interbank Offered Rate
^	- Rate shown is the 7-day yield as of September 30, 2017.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Futures Contracts - September 30, 2017
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

Description	Number of Contracts Sold	Expiration	Notional Amount	Value/Unrealized Appreciation

Canadian Dollar Currency Futures	(135)	December 2017	$13,500,000	$293,070
Euro Currency Futures	(125)	December 2017	15,625,000	46,304
Swiss Franc Currency Futures	(52)	December 2017	6,500,000	62,511

Schedule of Investments - September 30, 2017
Hotchkis & Wiley Capital Income Fund (Unaudited)

	Shares
COMMON STOCKS - 56.24%	Held		Value
CONSUMER DISCRETIONARY - 5.43%
Auto Components - 0.81%
Adient PLC		1,746	$146,647
Magna International, Inc.		3,568	190,459
			337,106
Automobiles - 1.54%
General Motors Company		12,276	495,705
General Motors Company - Escrow (a) (f) (i) (u)		4,600	–
Honda Motor Company Ltd. - ADR		5,000	147,800
			643,505
Media - 1.07%
Discovery Communications, Inc. - Class A (a)		5,208	110,878
Discovery Communications, Inc. - Class C (a)		16,589	336,093
			446,971
Multiline Retail - 0.29%
Kohl's Corp.		2,624	119,786

Specialty Retail - 1.39%
Bed Bath & Beyond, Inc.		10,008	234,888
Office Depot, Inc.		76,515	347,378
			582,266
Textiles, Apparel & Luxury Goods - 0.33%
Quiksilver, Inc. - Escrow (a) (f) (i) (u)		64,000	–
Quiksilver, Inc. (a) (f) (i) (u)		6,960	138,991
			138,991
TOTAL CONSUMER DISCRETIONARY			2,268,625

CONSUMER STAPLES - 0.28%
Food & Staples Retailing - 0.28%
Tesco PLC - ADR (a)		15,270	116,052
TOTAL CONSUMER STAPLES			116,052

ENERGY - 7.88%
Energy Equipment & Services - 1.53%
C&J Energy Services, Inc. (a)		12,981	389,040
Frank's International NV		18,055	139,385
WorleyParsons Ltd. (a) (v)		10,560	112,398
			640,823
Oil, Gas & Consumable Fuels - 6.35%
Cairn Energy PLC - ADR (a)		36,930	191,113
Cobalt International Energy, Inc. (a)		11,207	16,026
Comstock Resources, Inc. (a)		432	2,627
Energy XXI Gulf Coast, Inc. (a)		41,045	424,405
Hess Corp.		818	38,356
Kosmos Energy Ltd. (a)		61,922	492,899
Marathon Oil Corp.		10,212	138,475
Murphy Oil Corp.		3,239	86,028
Ophir Energy PLC - ADR (a)		252,097	490,430
PetroQuest Energy, Inc. (a)		1,984	4,543
Rockhopper Exploration PLC (a)		169,729	56,859
Sanchez Energy Corp. (a)		36,899	177,853
Warren Resources, Inc. (a) (f) (i) (u)		1,559	2,156
Whiting Petroleum Corp. (a)		97,439	532,016
			2,653,786
TOTAL ENERGY			3,294,609

FINANCIALS - 16.24%
Banks - 7.36%
Bank of America Corp.		16,828	426,422
Barclays PLC - ADR		59,208	612,803
Citigroup, Inc.		5,732	416,946
Citizens Financial Group, Inc.		2,662	100,810
Popular, Inc.		19,824	712,474
Societe Generale SA - ADR		10,860	127,822
Wells Fargo & Company		12,325	679,723
			3,077,000
Capital Markets - 2.90%
Credit Suisse Group AG - ADR (a)		7,538	119,100
Fifth Street Asset Management, Inc.		176,631	688,862
Motors Liquidation Company GUC Trust (a)		40,476	402,736
			1,210,698
Consumer Finance - 1.07%
Capital One Financial Corp.		3,736	316,290
Santander Consumer USA Holdings, Inc. (a)		8,540	131,260
			447,550
Insurance - 4.91%
American International Group, Inc. (c)		18,571	1,140,074
Global Indemnity Ltd. (a)		2,773	117,575
Willis Towers Watson PLC		1,899	292,883
Zurich Insurance Group AG - ADR		16,485	504,482
			2,055,014
TOTAL FINANCIALS			6,790,262

HEALTH CARE - 3.36%
Health Care Equipment & Supplies - 0.70%
Koninklijke Philips NV		7,126	293,591

Health Care Providers & Services - 0.79%
Anthem, Inc.		1,746	331,530

Pharmaceuticals - 1.87%
GlaxoSmithKline PLC - ADR		9,037	366,903
KYORIN Holdings, Inc. (v)		6,700	135,082
Sanofi - ADR		5,613	279,471
			781,456
TOTAL HEALTH CARE			1,406,577

INDUSTRIALS - 9.20%
Aerospace & Defense - 1.80%
BAE Systems PLC - ADR		18,651	643,460
Embraer SA - ADR		4,734	107,036
			750,496
Air Freight & Logistics - 1.81%
Royal Mail PLC - ADR		72,538	758,747

Airlines - 1.64%
WestJet Airlines Ltd.		32,177	685,188

Building Products - 0.79%
Masonite International Corp. (a)		4,800	332,160

Commercial Services & Supplies - 0.42%
LSC Communications, Inc.		10,553	174,230

Machinery - 2.56%
CNH Industrial NV		9,860	118,419
Cummins, Inc.		2,098	352,527
Danieli & C Officine Meccaniche SpA - ADR		31,943	599,730
			1,070,676
Professional Services - 0.18%
Hudson Global, Inc. (a)		51,558	75,275
TOTAL INDUSTRIALS			3,846,772

INFORMATION TECHNOLOGY - 9.05%
Communications Equipment - 2.89%
ARRIS International PLC (a)		19,983	569,316
Telefonaktiebolaget LM Ericsson - ADR		110,783	637,003
			1,206,319
Electronic Equipment, Instruments & Components - 0.81%
Corning, Inc. (c)		11,247	336,510

Semiconductors & Semiconductor Equipment - 0.29%
Marvell Technology Group Ltd.		6,840	122,436

Software - 2.42%
Micro Focus International PLC - ADR (a)		4,631	147,729
Microsoft Corp. (c)		6,853	510,479
Oracle Corp.		7,333	354,551
			1,012,759
Technology Hardware, Storage & Peripherals - 2.64%
Hewlett Packard Enterprise Company		75,156	1,105,545
TOTAL INFORMATION TECHNOLOGY			3,783,569

MATERIALS - 0.69%
Chemicals - 0.14%
Iracore International Holdings, Inc. (Acquired 04/13/2017, Cost $57,250) (a) (f) (i) (m) (u)		269	57,184

Metals & Mining - 0.55%
Horsehead Holding LLC (a) (f) (i) (u)		860	219,241
Noranda Aluminum Acquisition Corp. - Escrow (a) (f) (i) (u)		82,987	10,290
			229,531
TOTAL MATERIALS			286,715

REAL ESTATE - 2.90%
Equity Real Estate Investment Trusts - 2.90%
The GEO Group, Inc. (c)		15,000	403,500
Granite Real Estate Investment Trust		5,715	231,286
Seritage Growth Properties		12,520	576,796
TOTAL REAL ESTATE			1,211,582

TELECOMMUNICATION SERVICES - 1.21%
Wireless Telecommunication Services - 1.21%
Vodafone Group PLC - ADR (c)		17,788	506,246
TOTAL TELECOMMUNICATION SERVICES			506,246
Total common stocks (Cost $21,690,260)			23,511,009

INVESTMENT COMPANIES - 1.00%
Business Development Companies - 1.00%
Fifth Street Finance Corp.		44,101	241,232
Fifth Street Senior Floating Rate Corp.		20,016	176,141
TOTAL INVESTMENT COMPANIES			417,373
Total investment companies (Cost $342,364)			417,373

PREFERRED STOCKS - 0.85%
CONSUMER STAPLES - 0.17%
Food Products - 0.17%
Pinnacle Agriculture Enterprises LLC (Acquired 03/10/2017, Cost $69,351) (a) (f) (i) (m) (u)		94,387	69,846
TOTAL CONSUMER STAPLES			69,846

FINANCIALS - 0.68%
Banks - 0.54%
Countrywide Capital V, 7.000%		2,710	70,487
Royal Bank of Scotland Group PLC, 6.600%		6,161	158,215
			228,702
Thrifts & Mortgage Finance - 0.14%
Federal Home Loan Mortgage Corp. (a)		10,888	58,577
TOTAL FINANCIALS			287,279
Total preferred stocks (Cost $354,533)			357,125

	Principal
CORPORATE BONDS - 38.48%	Amount
CONSUMER DISCRETIONARY - 7.77%
Auto Components - 0.52%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)		$123,000	126,383
Delphi Jersey Holdings PLC
5.000%, 10/01/2025 (r)		90,000	91,800
			218,183
Diversified Consumer Services - 0.27%
Sotheby's
5.250%, 10/01/2022 (r)		111,000	114,330

Hotels, Restaurants & Leisure - 1.59%
Interval Acquisition Corp.
5.625%, 04/15/2023		90,000	93,150
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (r)		80,000	86,400
KFC Holding Company / Pizza Hut Holdings LLC / Taco Bell of America LLC
5.250%, 06/01/2026 (r)		50,000	53,125
National CineMedia LLC
5.750%, 08/15/2026		170,000	160,224
Penn National Gaming, Inc.
5.625%, 01/15/2027 (r)		95,000	98,800
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.
6.125%, 08/15/2021 (r)		80,000	81,000
Ruby Tuesday, Inc.
7.625%, 05/15/2020		93,000	92,535
			665,234
Household Durables - 0.50%
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023		210,000	206,850

Leisure Products - 0.66%
Apex Tool Group LLC
7.000%, 02/01/2021 (r)		81,000	75,330
Silversea Cruise Finance Ltd.
7.250%, 02/01/2025 (r)		95,000	102,125
Vista Outdoor, Inc.
5.875%, 10/01/2023		95,000	98,206
			275,661
Media - 2.79%
Altice Luxembourg SA
7.625%, 02/15/2025 (r)		94,000	101,755
CCO Holdings LLC / CCO Holdings Capital Corp.
5.750%, 02/15/2026 (r)		100,000	105,250
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (r)		209,000	216,837
MDC Partners, Inc.
6.500%, 05/01/2024 (r)		122,000	123,525
Multi-Color Corp.
4.875%, 11/01/2025 (e) (r)		90,000	91,350
Salem Media Group, Inc.
6.750%, 06/01/2024 (r)		125,000	130,625
SFR Group SA
6.000%, 05/15/2022 (r)		63,000	65,914
Townsquare Media, Inc.
6.500%, 04/01/2023 (r)		134,000	136,513
Virgin Media Finance PLC
6.375%, 04/15/2023 (r)		29,000	30,414
VTR Finance BV
6.875%, 01/15/2024 (r)		154,000	163,239
			1,165,422
Multiline Retail - 0.29%
JC Penney Corp., Inc.
5.875%, 07/01/2023 (r)		119,000	120,636

Specialty Retail - 1.15%
Murphy Oil USA, Inc.
5.625%, 05/01/2027		105,000	113,269
PetSmart, Inc.
7.125%, 03/15/2023 (r)		199,000	155,777
5.875%, 06/01/2025 (r)		150,000	131,625
Staples, Inc.
8.500%, 09/15/2025 (r)		82,000	79,950
			480,621
TOTAL CONSUMER DISCRETIONARY			3,246,937

CONSUMER STAPLES - 0.98%
Food Products - 0.52%
Pinnacle Operating Corp.
9.000%, 05/15/2023 (i) (r)		135,499	129,402
Wells Enterprises, Inc.
6.750%, 02/01/2020 (r)		85,000	87,656
			217,058
Household Products - 0.46%
Central Garden & Pet Company
6.125%, 11/15/2023		57,000	60,990
FGI Operating Company LLC / FGI Finance, Inc.
7.875%, 05/01/2020 (i)		200,000	132,000
			192,990
TOTAL CONSUMER STAPLES			410,048

ENERGY - 12.38%
Energy Equipment & Services - 4.34%
Atwood Oceanics, Inc.
6.500%, 02/01/2020		97,000	96,879
Bellatrix Exploration Ltd.
8.500%, 05/15/2020 (i) (r)		175,000	163,625
Exterran Energy Solutions LP
8.125%, 05/01/2025 (r)		90,000	93,375
Jonah Energy LLC
7.250%, 10/15/2025 (e) (r)		110,000	110,963
KCA Deutag UK Finance PLC
9.875%, 04/01/2022 (r)		100,000	104,250
McDermott International, Inc.
8.000%, 05/01/2021 (r)		219,000	227,212
PHI, Inc.
5.250%, 03/15/2019		194,000	189,150
SESI LLC
7.750%, 09/15/2024 (r)		140,000	145,250
Shelf Drilling Holdings Ltd.
9.500%, 11/02/2020 (r)		193,996	197,147
Transocean, Inc.
9.000%, 07/15/2023 (r)		169,000	182,943
Ultra Resources, Inc.
7.125%, 04/15/2025 (r)		165,000	166,856
Unit Corp.
6.625%, 05/15/2021		135,000	136,013
			1,813,663
Oil, Gas & Consumable Fuels - 8.04%
American Midstream Partners LP / American Midstream Finance Corp.
8.500%, 12/15/2021 (r)		85,000	88,188
Bill Barrett Corp.
8.750%, 06/15/2025		100,000	96,500
Callon Petroleum Company
6.125%, 10/01/2024		95,000	99,750
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021		153,000	150,227
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025		75,000	81,000
Cheniere Energy Partners LP
5.250%, 10/01/2025 (r)		45,000	46,125
Cobalt International Energy, Inc.
10.750%, 12/01/2021 (r)		334,000	325,650
Comstock Resources, Inc.
10.000% Cash, 12.250% PIK, 03/15/2020 (p)		127,000	127,000
GasLog Ltd.
8.875%, 03/22/2022		137,000	144,878
Gulfport Energy Corp.
6.000%, 10/15/2024		140,000	141,750
Holly Energy Partners LP / Holly Energy Finance Corp.
6.000%, 08/01/2024 (r)		83,000	87,461
Kosmos Energy Ltd.
7.875%, 08/01/2021 (r)		370,000	384,799
Lonestar Resources America, Inc.
8.750%, 04/15/2019 (i) (r)		600,000	585,749
Murphy Oil Corp.
6.875%, 08/15/2024		140,000	149,624
5.750%, 08/15/2025		45,000	46,467
Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp.
6.500%, 04/01/2019		140,000	142,800
PBF Holding Co LLC / PBF Finance Corp.
7.250%, 06/15/2025 (r)		115,000	117,875
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023		140,000	144,550
PetroQuest Energy, Inc.
10.000% PIK, 02/15/2021 (i) (p)		123,059	92,910
Sanchez Energy Corp.
6.125%, 01/15/2023		184,000	159,160
Whiting Petroleum Corp.
5.750%, 03/15/2021		152,000	149,720
			3,362,183
TOTAL ENERGY			5,175,846

FINANCIALS - 1.20%
Banks - 1.03%
Park Aerospace Holdings Ltd.
5.500%, 02/15/2024 (r)		128,000	134,720
Popular, Inc.
7.000%, 07/01/2019		132,000	136,290
Societe Generale SA
7.375% (7.375% to 9/12/2021 then USD 5yr Swap Rate + 6.238%), Perpetual (b) (r)		145,000	157,325
			428,335
Consumer Finance - 0.17%
Credit Acceptance Corp.
6.125%, 02/15/2021		55,000	56,100
7.375%, 03/15/2023		15,000	15,938
			72,038
TOTAL FINANCIALS			500,373

HEALTH CARE - 3.95%
Health Care Equipment & Supplies - 0.36%
Halyard Health, Inc.
6.250%, 10/15/2022 (c)		144,000	151,020
			151,020
Health Care Providers & Services - 1.85%
Centene Corp.
6.125%, 02/15/2024		65,000	70,444
CHS / Community Health Systems, Inc.
6.875%, 02/01/2022		226,000	178,257
6.250%, 03/31/2023		150,000	148,687
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/2021 (r)		149,000	143,413
LifePoint Health, Inc.
5.875%, 12/01/2023		90,000	95,427
Tenet Healthcare Corp.
6.750%, 06/15/2023		143,000	137,459
			773,687
Pharmaceuticals - 1.74%
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (r)		167,000	169,922
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (r)		177,000	146,910
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.750%, 08/01/2022 (r)		164,000	161,130
Valeant Pharmaceuticals International, Inc.
7.000%, 03/15/2024 (r)		95,000	101,413
6.125%, 04/15/2025 (r)		168,000	148,050
			727,425
TOTAL HEALTH CARE			1,652,132

INDUSTRIALS - 5.56%
Aerospace & Defense - 0.35%
CBC Ammo LLC / CBC FinCo, Inc.
7.250%, 11/15/2021 (i) (r)		144,000	146,160

Building Products - 1.26%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.750%, 08/01/2025 (r)		155,000	154,225
Builders FirstSource, Inc.
5.625%, 09/01/2024 (r)		125,000	132,656
FBM Finance, Inc.
8.250%, 08/15/2021 (r)		100,000	107,500
Standard Industries, Inc.
6.000%, 10/15/2025 (r)		119,000	130,419
			524,800
Commercial Services & Supplies - 1.30%
CSVC Acquisition Corp.
7.750%, 06/15/2025 (r)		135,000	132,638
Herc Rentals, Inc.
7.750%, 06/01/2024 (r)		137,000	149,330
LSC Communications, Inc.
8.750%, 10/15/2023 (r)		130,000	134,388
Zachry Holdings, Inc.
7.500%, 02/01/2020 (r)		126,000	130,410
			546,766
Construction & Engineering - 0.61%
AECOM
5.875%, 10/15/2024 (c)		78,000	86,791
Rice Energy, Inc.
6.250%, 05/01/2022		68,000	71,145
Tutor Perini Corp.
6.875%, 05/01/2025 (r)		90,000	97,875
			255,811
Electrical Equipment - 0.32%
General Cable Corp.
5.750%, 10/01/2022		132,000	133,241

Machinery - 0.95%
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (r)		136,000	139,739
Meritor, Inc.
6.250%, 02/15/2024		124,000	132,456
Navistar International Corp.
8.250%, 11/01/2021		123,000	123,772
			395,967
Professional Services - 0.35%
Enviva Partners LP / Enviva Partners Finance Corp.
8.500%, 11/01/2021		135,000	144,281

Trading Companies & Distributors - 0.42%
Real Alloy Holding, Inc.
10.000%, 01/15/2019 (r)		186,000	175,770
TOTAL INDUSTRIALS			2,322,796

INFORMATION TECHNOLOGY - 0.73%
Communications Equipment - 0.31%
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (r)		122,000	130,998

Software - 0.42%
Nuance Communications, Inc.
5.625%, 12/15/2026 (r)		90,000	95,850
PTC, Inc.
6.000%, 05/15/2024		71,000	76,680
			172,530
TOTAL INFORMATION TECHNOLOGY			303,528

MATERIALS - 3.36%
Chemicals - 1.84%
Alpha 3 BV / Alpha US Bidco, Inc.
6.250%, 02/01/2025 (r)		125,000	127,813
The Chemours Company
7.000%, 05/15/2025		91,000	101,238
Hexion, Inc.
6.625%, 04/15/2020		198,000	178,200
Momentive Performance Materials, Inc.
3.880%, 10/24/2021		100,000	101,345
Platform Specialty Products Corp.
6.500%, 02/01/2022 (r)		64,000	66,480
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)		199,000	193,775
			768,851
Metals & Mining - 1.52%
Century Aluminum Company
7.500%, 06/01/2021 (r)		140,000	142,800
Grinding Media, Inc. / Moly-Cop AltaSteele Ltd.
7.375%, 12/15/2023 (r)		140,000	152,250
Kaiser Aluminum Corp.
5.875%, 05/15/2024		75,000	80,438
New Day Aluminum LLC
4.000% Cash and 6.000% PIK, 10/28/2020 (Acquired 10/28/2016 - 9/29/2017, Cost $13,458) (f) (i) (m) (p) (u)		62,349	60,257
4.000% Cash and 6.000% PIK, 10/28/2020 (Acquired 10/28/2016 - 9/29/2017, Cost $5,405) (f) (i) (m) (p) (u)		23,174	23,174
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019 (d) (f) (i) (u)		222,000	–
Rain CII Carbon LLC / CII Carbon Corp.
8.250%, 01/15/2021 (r)		10,000	10,388
7.250%, 04/01/2025 (r)		158,000	167,085
			636,392
TOTAL MATERIALS			1,405,243

REAL ESTATE - 0.32%
Equity Real Estate Investment Trusts - 0.32%
The GEO Group, Inc.
5.875%, 10/15/2024		129,000	135,128
TOTAL REAL ESTATE			135,128

TELECOMMUNICATION SERVICES - 1.16%
Diversified Telecommunication Services - 0.54%
Sable International Finance Ltd.
6.875%, 08/01/2022 (r)		84,000	90,720
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
8.250%, 10/15/2023		151,000	134,013
			224,733
Wireless Telecommunication Services - 0.62%
Telesat Canada / Telesat LLC
8.875%, 11/15/2024 (r)		165,000	186,244
Wind Acquisition Finance SA
7.375%, 04/23/2021 (r)		71,000	73,884
			260,128
TOTAL TELECOMMUNICATION SERVICES			484,861

UTILITIES - 1.07%
Independent Power and Renewable Electricity Producers - 1.07%
Calpine Corp.
5.750%, 01/15/2025		189,000	179,313
Dynegy, Inc.
7.625%, 11/01/2024 (c)		142,000	147,858
NRG Energy, Inc.
7.250%, 05/15/2026		112,000	120,680
			447,851
TOTAL UTILITIES			447,851
Total corporate bonds (Cost $15,703,574)			16,084,743

TERM LOANS - 1.74%
CONSUMER DISCRETIONARY - 0.26%
Specialty Retail - 0.26%
Staples, Inc.
5.310% PIK (3 month USD LIBOR + 4.000%), 08/15/2024 (b) (p)		110,000	109,636
TOTAL CONSUMER DISCRETIONARY			109,636

ENERGY - 1.22%
Energy Equipment & Services - 0.97%
Fieldwood Energy LLC
8.333% PIK (6 month USD LIBOR + 7.000%), 08/31/2020 (b) (p)		80,218	71,193
8.458% PIK (3 month USD LIBOR + 7.125%), 09/30/2020 (b) (p)		108,296	75,807
8.458% PIK (3 month USD LIBOR + 7.125%), 09/30/2020 (b) (p)		106,704	44,389
Jonah Energy LLC
7.726% PIK (1 month USD LIBOR + 6.500%), 05/12/2021 (b) (p)		215,000	215,068
			406,457
Oil, Gas & Consumable Fuels - 0.25%
International Seaways Operating Corp.
6.740% PIK (3 month USD LIBOR + 5.500%), 06/22/2022 (a) (b) (p)		104,344	102,974
TOTAL ENERGY			509,431

INFORMATION TECHNOLOGY - 0.18%
Software - 0.18%
McAfee LLC
5.833% PIK (3 month USD LIBOR + 4.500%), 09/30/2024 (p)		75,000	75,441
TOTAL INFORMATION TECHNOLOGY			75,441

MATERIALS - 0.08%
Chemicals - 0.08%
Iracore International Holdings, Inc.
10.235% (1 month USD LIBOR + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $31,585) (b) (f) (i) (m) (u)		31,585	31,585
TOTAL MATERIALS			31,585

Total term loans (Cost $792,640)			726,093
Total long-term investments (Cost $38,883,371)			41,096,343

SHORT-TERM INVESTMENTS - 0.68%
Time Deposits - 0.68%
Brown Brothers Harriman & Co., 0.15%, 10/02/2017*	CAD	3,829	3,069
Banco Santander SA, 0.59%, 10/02/2017*		$281,195	281,195
Total short-term investments (Cost $284,264)			284,264

Total investments - 98.99% (Cost $39,167,635)			41,380,607

Other assets in excess of liabilities - 1.01%			422,657

Net assets - 100.00%			$41,803,264

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at September 30, 2017.
(c)	- All or a portion of this security is segregated as collateral for delayed delivery securities.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $612,724, which represented 1.47% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(m)
- Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $242,046, which represented 0.58% of net assets.

(p)	- Payment in-kind (PIK) security.
(r)
 - Rule 144A Security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $9,848,546, which represented 23.56% of net assets.

(u)	- Value determined using significant unobservable inputs.
(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $247,480, which represented 0.59% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
CAD	- Canadian Dollars
LIBOR	- London Interbank Offered Rate
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Credit Default Swap Contracts - September 30, 2017
Hotchkis & Wiley Capital Income Fund (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION(1)

Reference Entity	Counterparty	Pay Fixed Rate	Maturity Date	Payment Frequency	Notional Amount(2)	Upfront Receipts	Value(3)	Unrealized Appreciation (Depreciation)

Markit CDX.NA.HY.28	Goldman Sachs International (4)	5.00%	06/20/2022	Quarterly	$102,000	$(7,316)	$(8,167)	$(851)
Markit CDX.NA.HY.29	Goldman Sachs International (4)	5.00%	12/20/2022	Quarterly	303,000	(23,093)	23,386	46,479

(1) The buyer of protection is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default occurs. If a credit event occurs, as defined under the terms of that particular swap agreement, the seller will pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2) The maximum potential payment the Fund could receive as a buyer or pay as a seller of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(3) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) Moody's rating of Goldman Sachs International, the counterparty, as of September 30, 2017 was A3.

Schedule of Investments - September 30, 2017
Hotchkis & Wiley High Yield Fund (Unaudited)

		Principal
CORPORATE BONDS - 90.53%		Amount	Value
Advertising - 0.67%
MDC Partners, Inc.
6.500%, 05/01/2024 (r)		$18,105,000	$18,331,313

Aerospace/Defense - 0.79%
CBC Ammo LLC / CBC FinCo, Inc.
7.250%, 11/15/2021 (i) (r)		21,369,000	21,689,535

Auto Parts & Equipment - 1.89%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)		18,579,000	19,089,923
Delphi Jersey Holdings PLC
5.000%, 10/01/2025 (r)		13,670,000	13,943,400
Meritor, Inc.
6.250%, 02/15/2024		17,618,000	18,819,371
			51,852,694
Automakers - 0.53%
Navistar International Corp.
8.250%, 11/01/2021 (c)		14,496,000	14,586,962

Banking - 1.27%
Popular, Inc.
7.000%, 07/01/2019		20,051,000	20,702,658
Societe Generale SA
7.375% (7.375% to 9/12/2021 then USD 5yr Swap Rate + 6.238%), Perpetual (b) (r)		12,954,000	14,055,090
			34,757,748
Building & Construction - 3.14%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.750%, 08/01/2025 (r)		22,555,000	22,442,225
Tutor Perini Corp.
6.875%, 05/01/2025 (r)		13,362,000	14,531,175
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023		25,674,000	25,288,890
Zachry Holdings, Inc.
7.500%, 02/01/2020 (r)		22,935,000	23,737,725
			86,000,015
Building Materials - 3.68%
Builders FirstSource, Inc.
5.625%, 09/01/2024 (r)		19,509,000	20,703,926
FBM Finance, Inc.
8.250%, 08/15/2021 (r)		17,319,000	18,617,925
RSI Home Products, Inc.
6.500%, 03/15/2023 (r)		19,065,000	20,113,575
Standard Industries, Inc.
6.000%, 10/15/2025 (r)		19,405,000	21,267,104
WESCO Distribution, Inc.
5.375%, 06/15/2024		19,144,000	20,292,640
			100,995,170
Cable & Satellite TV - 4.17%
Altice Luxembourg SA
7.625%, 02/15/2025 (r)		13,156,000	14,241,370
Cable One, Inc.
5.750%, 06/15/2022 (r)		14,581,000	15,273,597
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 05/01/2025 (r)		6,528,000	6,781,743
5.750%, 02/15/2026 (r)		24,043,000	25,305,258
SFR Group SA
6.000%, 05/15/2022 (r)		12,686,000	13,272,728
Virgin Media Finance PLC
6.375%, 04/15/2023 (r)		12,690,000	13,308,637
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (r)		5,000,000	5,225,000
VTR Finance BV
6.875%, 01/15/2024 (r)		19,670,000	20,850,200
			114,258,533
Chemicals - 3.59%
Alpha 3 BV / Alpha US Bidco, Inc.
6.250%, 02/01/2025 (r)		19,007,000	19,434,657
The Chemours Company
7.000%, 05/15/2025		15,517,000	17,262,663
Hexion, Inc.
6.625%, 04/15/2020 (c)		25,308,000	22,777,200
Momentive Performance Materials, Inc.
3.880%, 10/24/2021 (c)		25,439,000	25,781,155
Momentive Performance Materials, Inc. - Escrow
8.875%, 10/15/2020 (a) (f) (i) (u)		24,222,000	–
Platform Specialty Products Corp.
6.500%, 02/01/2022 (r)		12,768,000	13,262,760
			98,518,435
Consumer/Commercial/Lease Financing - 1.95%
Credit Acceptance Corp.
6.125%, 02/15/2021		17,233,000	17,577,660
7.375%, 03/15/2023		2,130,000	2,263,125
DAE Funding LLC
5.000%, 08/01/2024 (r)		13,710,000	14,087,025
Park Aerospace Holdings Ltd.
5.500%, 02/15/2024 (r)		18,470,000	19,439,675
			53,367,485
Department Stores - 0.70%
JC Penney Corp., Inc.
5.875%, 07/01/2023 (r)		19,049,000	19,310,924

Diversified Capital Goods - 1.64%
Apex Tool Group LLC
7.000%, 02/01/2021 (r)		11,984,000	11,145,120
EnPro Industries, Inc.
5.875%, 09/15/2022 (r)		13,542,000	14,202,172
General Cable Corp.
5.750%, 10/01/2022		19,340,000	19,521,796
			44,869,088
Electric - Generation - 2.05%
Calpine Corp.
5.750%, 01/15/2025		19,156,000	18,174,255
Dynegy, Inc.
7.625%, 11/01/2024 (c)		19,900,000	20,720,875
NRG Energy, Inc.
7.250%, 05/15/2026		16,053,000	17,297,107
			56,192,237
Electronics - 0.55%
Sensata Technologies BV
5.625%, 11/01/2024 (r)		13,722,000	15,162,810

Energy - Exploration & Production - 10.25%
Bellatrix Exploration Ltd.
8.500%, 05/15/2020 (i) (r)		20,881,000	19,523,735
Bill Barrett Corp.
8.750%, 06/15/2025		14,450,000	13,944,250
Callon Petroleum Company
6.125%, 10/01/2024		14,462,000	15,185,100
Cobalt International Energy, Inc.
10.750%, 12/01/2021 (r)		21,815,000	21,269,625
Comstock Resources, Inc.
10.000% Cash, 12.250% PIK, 03/15/2020 (p)		19,586,000	19,586,000
Gulfport Energy Corp.
6.000%, 10/15/2024		6,685,000	6,768,563
Jonah Energy LLC
7.250%, 10/15/2025 (e) (r)		16,660,000	16,805,775
Kosmos Energy Ltd.
7.875%, 08/01/2021 (r)		24,056,000	25,018,240
Lonestar Resources America, Inc.
8.750%, 04/15/2019 (i) (r)		17,673,000	17,253,266
Murphy Oil Corp.
6.875%, 08/15/2024		13,146,000	14,049,656
5.750%, 08/15/2025		6,690,000	6,908,094
PetroQuest Energy, Inc.
10.000% PIK, 02/15/2021 (i) (p)		21,782,375	16,445,693
Rice Energy, Inc.
6.250%, 05/01/2022		9,839,000	10,294,054
Sanchez Energy Corp.
6.125%, 01/15/2023 (c)		26,552,000	22,967,480
Ultra Resources, Inc.
7.125%, 04/15/2025 (r)		15,885,000	16,063,706
Unit Corp.
6.625%, 05/15/2021		23,292,000	23,466,690
Whiting Petroleum Corp.
5.750%, 03/15/2021		15,822,000	15,584,670
			281,134,597
Food - Wholesale - 2.79%
Pinnacle Operating Corp.
9.000%, 05/15/2023 (i) (r)		21,872,135	20,887,889
Shearer's Foods LLC / Chip Finance Corp.
9.000%, 11/01/2019 (r)		16,873,000	17,337,008
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (r)		16,075,000	17,260,531
Wells Enterprises, Inc.
6.750%, 02/01/2020 (r)		20,453,000	21,092,156
			76,577,584
Forestry/Paper - 2.79%
Boise Cascade Company
5.625%, 09/01/2024 (r)		14,488,000	15,302,950
Enviva Partners LP / Enviva Partners Finance Corp.
8.500%, 11/01/2021		19,492,000	20,832,075
Neenah Paper, Inc.
5.250%, 05/15/2021 (i) (r)		16,093,000	16,394,744
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)		24,562,000	23,917,247
			76,447,016
Gaming - 0.98%
Penn National Gaming, Inc.
5.625%, 01/15/2027 (r)		14,467,000	15,045,680
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.
6.125%, 08/15/2021 (r)		11,698,000	11,844,225
			26,889,905
Gas Distribution - 3.67%
American Midstream Partners LP / American Midstream Finance Corp.
8.500%, 12/15/2021 (r)		13,901,000	14,422,287
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025		16,763,000	18,104,040
Cheniere Energy Partners LP
5.250%, 10/01/2025 (r)		6,925,000	7,098,125
Holly Energy Partners LP / Holly Energy Finance Corp.
6.000%, 08/01/2024 (r)		20,296,000	21,386,910
Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp.
6.500%, 04/01/2019		18,895,000	19,272,900
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023		19,784,000	20,426,980
			100,711,242
Health Facilities - 3.49%
CHS / Community Health Systems, Inc.
6.875%, 02/01/2022		20,132,000	15,879,115
6.250%, 03/31/2023		15,237,000	15,103,677
HCA, Inc.
5.000%, 03/15/2024		6,999,000	7,471,432
5.375%, 02/01/2025 (c)		20,935,000	22,112,594
LifePoint Health, Inc.
5.875%, 12/01/2023		12,947,000	13,727,704
Tenet Healthcare Corp.
6.750%, 06/15/2023 (c)		22,196,000	21,335,905
			95,630,427
Machinery - 1.23%
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (r)		19,899,000	20,446,222
Welbilt, Inc.
9.500%, 02/15/2024		11,393,000	13,144,674
			33,590,896
Managed Care - 0.50%
Centene Corp.
6.125%, 02/15/2024		12,602,000	13,657,417

Media - Diversified - 0.77%
National CineMedia LLC
5.750%, 08/15/2026		22,393,000	21,105,403

Media Content - 1.47%
Salem Media Group, Inc.
6.750%, 06/01/2024 (r)		19,580,000	20,461,100
Townsquare Media, Inc.
6.500%, 04/01/2023 (r)		19,539,000	19,905,356
			40,366,456
Medical Products - 2.15%
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/2021 (r)		16,068,000	15,465,450
Halyard Health, Inc.
6.250%, 10/15/2022		22,752,000	23,861,160
Hill-Rom Holdings, Inc.
5.750%, 09/01/2023 (r)		18,525,000	19,636,500
			58,963,110
Metals/Mining Excluding Steel - 3.26%
Century Aluminum Company
7.500%, 06/01/2021 (r)		20,122,000	20,524,440
Grinding Media, Inc. / Moly-Cop AltaSteele Ltd.
7.375%, 12/15/2023 (r)		10,810,000	11,755,875
Kaiser Aluminum Corp.
5.875%, 05/15/2024		12,163,000	13,044,818
New Day Aluminum LLC
4.000% Cash and 6.000% PIK, 10/28/2020 (Acquired 10/28/2016 - 09/29/2017, Cost $85,166) (f) (i) (m) (p) (u)		358,285	358,284
4.000% Cash and 6.000% PIK, 10/28/2020 (Acquired 10/28/2016 - 09/29/2017, Cost $208,181) (f) (i) (m) (p) (u)		963,937	931,597
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019 (d) (f) (i) (u)		18,476,000	–
Rain CII Carbon LLC / CII Carbon Corp.
8.250%, 01/15/2021 (r)		1,349,000	1,401,274
7.250%, 04/01/2025 (r)		23,531,000	24,884,032
Real Alloy Holding, Inc.
10.000%, 01/15/2019 (r)		17,383,000	16,426,935
			89,327,255
Oil Field Equipment & Services - 5.52%
Atwood Oceanics, Inc.
6.500%, 02/01/2020		14,987,000	14,968,266
Exterran Energy Solutions LP
8.125%, 05/01/2025 (r)		13,226,000	13,721,975
KCA Deutag UK Finance PLC
9.875%, 04/01/2022 (r)		15,977,000	16,656,022
McDermott International, Inc.
8.000%, 05/01/2021 (r)		23,078,000	23,943,425
PHI, Inc.
5.250%, 03/15/2019		22,306,000	21,748,350
SESI LLC
7.750%, 09/15/2024 (r)		17,445,000	18,099,188
Shelf Drilling Holdings Ltd.
9.500%, 11/02/2020 (r)		20,950,166	21,290,606
Transocean, Inc.
9.000%, 07/15/2023 (r)		19,203,000	20,787,248
			151,215,080
Oil Refining & Marketing - 1.15%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021		17,394,000	17,078,734
PBF Holding Co LLC / PBF Finance Corp.
7.250%, 06/15/2025 (r)		14,030,000	14,380,750
			31,459,484
Packaging - 0.77%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.125%, 07/15/2023 (r)		11,360,000	11,869,496
7.000%, 07/15/2024 (r)		8,640,000	9,217,800
			21,087,296
Personal & Household Products - 1.36%
Central Garden & Pet Company
6.125%, 11/15/2023		10,600,000	11,342,000
FGI Operating Company LLC / FGI Finance, Inc.
7.875%, 05/01/2020 (i)		16,636,000	10,979,760
Vista Outdoor, Inc.
5.875%, 10/01/2023		14,586,000	15,078,278
			37,400,038
Pharmaceuticals - 3.71%
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (r)		24,095,000	24,516,662
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (r)		24,015,000	19,932,450
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.750%, 08/01/2022 (r)		24,303,000	23,877,698
Valeant Pharmaceuticals International, Inc.
7.000%, 03/15/2024 (r)		14,235,000	15,195,863
6.125%, 04/15/2025 (r)		20,522,000	18,085,012
			101,607,685
Printing & Publishing - 2.13%
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (r)		23,500,000	24,381,250
LSC Communications, Inc.
8.750%, 10/15/2023 (r)		19,349,000	20,002,029
Multi-Color Corp.
4.875%, 11/01/2025 (e) (r)		13,740,000	13,946,100
			58,329,379
Recreation & Travel - 1.52%
Interval Acquisition Corp.
5.625%, 04/15/2023		15,648,000	16,195,680
Silversea Cruise Finance Ltd.
7.250%, 02/01/2025 (r)		14,530,000	15,619,750
Viking Cruises Ltd.
8.500%, 10/15/2022 (r)		9,500,000	9,938,425
			41,753,855
Restaurants - 1.12%
KFC Holding Company / Pizza Hut Holdings LLC / Taco Bell of America LLC
5.250%, 06/01/2026 (r)		14,854,000	15,782,375
Ruby Tuesday, Inc.
7.625%, 05/15/2020		15,089,000	15,013,555
			30,795,930
Software/Services - 2.18%
First Data Corp.
7.000%, 12/01/2023 (r)		12,236,000	13,096,191
Nuance Communications, Inc.
5.625%, 12/15/2026 (r)		13,137,000	13,990,905
PTC, Inc.
6.000%, 05/15/2024		11,132,000	12,022,560
VeriSign, Inc.
5.250%, 04/01/2025		19,035,000	20,652,975
			59,762,631
Specialty Retail - 2.05%
Murphy Oil USA, Inc.
5.625%, 05/01/2027		16,041,000	17,304,229
PetSmart, Inc.
7.125%, 03/15/2023 (r)		14,875,000	11,644,150
5.875%, 06/01/2025 (r)		16,805,000	14,746,387
Staples, Inc.
8.500%, 09/15/2025 (r)		12,741,000	12,422,475
			56,117,241
Support - Services - 4.11%
AECOM
5.875%, 10/15/2024 (c)		16,782,000	18,673,331
Ashtead Capital, Inc.
5.625%, 10/01/2024 (r)		12,089,000	13,056,120
CSVC Acquisition Corp.
7.750%, 06/15/2025 (r)		19,785,000	19,438,762
The GEO Group, Inc.
5.875%, 10/15/2024		20,085,000	21,039,038
Herc Rentals, Inc.
7.750%, 06/01/2024 (r)		20,012,000	21,813,080
Sotheby's
5.250%, 10/01/2022 (r)		18,228,000	18,774,840
			112,795,171
Technology Hardware & Equipment - 1.24%
CDW LLC / CDW Finance Corp.
5.500%, 12/01/2024		12,430,000	13,906,187
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (r)		18,690,000	20,068,387
			33,974,574
Telecom - Wireless - 1.21%
Telesat Canada / Telesat LLC
8.875%, 11/15/2024 (r)		18,262,000	20,613,233
Wind Acquisition Finance SA
7.375%, 04/23/2021 (r)		12,138,000	12,631,106
			33,244,339
Telecom - Wireline Integrated & Services - 1.23%
Sable International Finance Ltd.
6.875%, 08/01/2022 (r)		13,102,000	14,150,160
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
8.250%, 10/15/2023		21,928,000	19,461,100
			33,611,260
Transport Infrastructure/Services - 1.26%
GasLog Ltd.
8.875%, 03/22/2022		18,550,000	19,616,625
XPO Logistics, Inc.
6.500%, 06/15/2022 (r)		14,221,000	14,985,379
			34,602,004
Total corporate bonds (Cost $2,417,976,719)			2,482,050,224

TERM LOANS - 2.89%
Energy - Exploration & Production - 1.28%
Fieldwood Energy LLC
8.333% PIK (6 month USD LIBOR + 7.000%), 08/31/2020 (b) (p)		7,248,658	6,433,184
8.458% PIK (3 month USD LIBOR + 7.125%), 09/30/2020 (b) (p)		9,785,808	6,850,066
8.458% PIK (3 month USD LIBOR + 7.125%), 09/30/2020 (b) (p)		8,119,192	3,377,584
Jonah Energy LLC
7.726% PIK (1 month USD LIBOR + 6.500%), 05/12/2021 (b) (p)		18,315,210	18,320,979
			34,981,813
Metals/Mining Excluding Steel - 0.03%
New Day Aluminum LLC
8.000%, 10/28/2017 (Acquired 10/28/2016, Cost $512,000) (f) (i) (m)		512,000	768,000

Oil Field Equipment & Services - 0.09%
Iracore International Holdings, Inc.
10.235% (1 month USD LIBOR + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $2,590,943) (b) (f) (i) (m) (u)		2,590,943	2,590,943

Software/Services - 0.36%
McAfee LLC
5.833% PIK, 09/30/2024 (p)		9,800,000	9,857,575

Specialty Retail - 0.59%
Staples, Inc.
5.310% PIK (3 month USD LIBOR + 4.000%), 08/15/2024 (b) (p)		16,330,000	16,276,029

Transportation Excluding Air/Rail - 0.54%
International Seaways Operating Corp.
6.740% PIK (3 month USD LIBOR + 5.500%), 06/22/2022 (b) (p)		14,931,094	14,735,123
Total term loans (Cost $84,243,538)			79,209,483
		Shares
PREFERRED STOCKS - 1.67%		Held
Banking - 1.26%
Countrywide Capital V, 7.000%		432,426	11,247,401
Royal Bank of Scotland Group PLC, 6.600%		906,737	23,285,006
			34,532,407

Food - Wholesale - 0.41%
Pinnacle Agriculture Enterprises LLC (Acquired 03/10/2017, Cost $11,192,394) (a) (f) (i) (m) (u)		15,232,907	11,272,351
Total preferred stocks (Cost $42,127,464)			45,804,758

COMMON STOCKS - 1.52%
Automakers - 0.00%
General Motors Company - Escrow (a) (f) (i) (u)		352,400	–

Energy - Exploration & Production - 0.20%
Comstock Resources, Inc. (a)		59,875	364,040
Energy XXI Gulf Coast, Inc. (a)		406,652	4,204,782
PetroQuest Energy, Inc. (a)		337,194	772,174
Prairie Provident Resources, Inc. (a)		1	–
Warren Resources, Inc. (a) (f) (i) (u)		116,226	160,741
			5,501,737
Metals/Mining Excluding Steel - 0.72%
GHW Holdco LLC (Acquired 10/28/2016, Cost $30,000) (a) (f) (i) (m) (o) (u)		1	41,000
Horsehead Holding LLC (a) (f) (i) (o) (u)		76,444	19,487,968
Noranda Aluminum Acquisition Corp. - Escrow (a) (f) (i) (u)		1,283,008	159,093
			19,688,061
Oil Field Equipment & Services - 0.18%
Forbes Energy Services Ltd. (a) (i)		12,506	212,602
Iracore International Holdings, Inc. (Acquired 04/13/2017, Cost $4,696,250) (a) (f) (i) (m) (o) (u)		22,092	4,696,317
			4,908,919
Specialty Retail - 0.42%
Quiksilver, Inc. - Escrow (a) (f) (i) (u)		4,886,000	–
Quiksilver, Inc. (a) (f) (i) (u)		582,983	11,642,171
			11,642,171
Total common stocks (Cost $81,395,437)			41,740,888

WARRANTS - 0.00%
Energy - Exploration & Production - 0.00%
Lonestar Resources America, Inc.
Expiration: December 2021, Exercise Price $5.00 (a) (f) (i)		180,000	–
Total warrants (Cost $763,200)			–
Total long-term investments (Cost $2,626,506,358)			2,648,805,353
		Principal
SHORT-TERM INVESTMENTS - 3.57%		Amount
Time Deposits - 3.57%
Citigroup, Inc., 0.59%, 10/02/2017*		$55,275,235	55,275,235
JPMorgan Chase & Company, 0.59%, 10/02/2017*		42,396,839	42,396,839
Royal Bank of Canada, 0.15%, 10/02/2017*	CAD	182,066	145,915
Total short-term investments (Cost $97,819,304)			97,817,989

Total investments - 100.18% (Cost $2,724,325,662)			2,746,623,342

Liabilities in excess of other assets - (0.18)%			(5,021,483)

Net assets - 100.00%			$2,741,601,859

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at September 30, 2017.
(c)	- All or a portion of this security is segregated as collateral for credit default swap contracts, delayed delivery securities and unfunded loan commitments.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $52,108,465, which represented 1.90% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(m)
- Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $20,658,492, which represented 0.75% of net assets.

(o)
- Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2017, is set forth below:

Issuer Name	Share Balance at July 1, 2017	Additions	Reductions	Share Balance at September 30, 2017	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain	Value at September 30, 2017
GHW Holdco LLC	1	-	-	1	$-	$-	$11,000	$41,000
Horsehead Holding LLC	76,444	-	-	76,444	-	-	-	19,487,968
Iracore Investments Holdings, Inc.	22,092	-	-	22,092	-	-	-	4,696,317

(p)	- Payment in-kind (PIK) security.
(r)
 - Rule 144A Security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $1,513,527,399, which represented 55.21% of net assets.

(u)	- Value determined using significant unobservable inputs.
CAD	- Canadian Dollars
LIBOR	- London Interbank Offered Rate
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Credit Default Swap Contracts - September 30, 2017
Hotchkis & Wiley High Yield Fund (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION(1)

Reference Entity	Counterparty	Pay Fixed Rate	Maturity Date	Payment Frequency	Notional Amount(2)	Upfront Payments (Receipts)	Value(3)	Unrealized Appreciation (Depreciation)

Markit CDX.NA.HY.28	Goldman Sachs International (4)	5.00%	06/20/2022	Quarterly	$18,225,000	$(1,307,293)	$(1,459,492)	$(152,199)
Markit CDX.NA.HY.29	Goldman Sachs International (4)	5.00%	12/20/2022	Quarterly	54,675,000	(4,167,108)	4,219,898	8,387,006

(1) The buyer of protection is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default occurs. If a credit event occurs, as defined under the terms of that particular swap agreement, the seller will pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2) The maximum potential payment the Fund could receive as a buyer or pay as a seller of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(3) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) Moody's rating of Goldman Sachs International, the counterparty, as of September 30, 2017 was A3.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average between the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of September 30, 2017:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value

Level 1 -- Quoted prices in an active market:
Common Stocks	$110,736,003	$438,199,241	$1,743,426,088	$787,398,117	$21,726,714
Money Market Funds	1,300,239	10,750,948	51,985,846	42,754,127	-
Level 2 -- Other significant observable market inputs:
Common Stocks:
Energy	-	-	113,395,275	3,522,485	-
Industrials	-	-	51,960,397	-	-
Time Deposits	2,342,076	2,936,601	30,288,094	9,728,757	466,858
Level 3 -- Significant unobservable inputs:
Common Stocks	-	-	-	-	-
Total Investments	$114,378,318	$451,886,790	$1,991,055,700	$843,403,486	$22,193,572

	Global Value	International Value	Value Opportunities	Capital Income	High Yield

Level 1 -- Quoted prices in an active market:
Common Stocks	$6,295,724	$1,105,309	$467,048,727	$21,745,507	$5,553,598
Investment Companies	-	-	464,100	417,373	-
Preferred Stocks	-	-	1,884,954	228,702	34,532,407
Warrants	-	-	3,106,937	-	-
Money Market Funds	-	-	26,466,792	-	-

Level 2 -- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	131,565	90,353	-	-	-
Consumer Staples	184,109	107,800	7,838,138	-	-
Energy	270,683	126,401	9,210,704	602,828	-
Energy - Exploration & Production	-	-	-	-	0
Financials	838,926	438,555	8,036,740	-	-
Health Care	297,285	192,804	-	135,082	-
Industrials	553,895	247,189	17,377,317	599,730	-
Information Technology	-	145,242	-	-	-
Telecommunication Services	37,957	87,267	-	-	-
Preferred Stocks:
Financials	-	-	1,552,374	58,577	-
Corporate Bonds	-	-	12,051,720	16,001,312	2,480,760,343
Term Loans	-	-	1,152,000	694,508	76,618,540
Warrants	-	-	0	-	0
Time Deposits	41,605	39,127	16,830,954	284,264	97,817,989

Level 3 -- Significant unobservable inputs:
Common Stocks:
Automakers	-	-	-	0	-
Consumer Discretionary	-	-	-	138,991	-
Energy	-	-	-	2,156	-
Energy - Exploration & Production	-	-	-	-	160,741
Materials	-	-	8,619,285	286,715	-
Metals/Mining Excluding Steel	-	-	-	-	19,688,061
Oil Field Equipment & Services	-	-	-	-	4,696,317
Specialty Retail	-	-	-	-	11,642,171
Preferred Stocks:
Consumer Staples	-	-	-	69,846	-
Food - Wholesale	-	-	-	-	11,272,351
Corporate Bonds	-	-	3,813,856	83,431	1,289,881
Rights	-	-	0	-	-
Term Loams	-	-	3,802,486	31,585	2,590,943

Total Investments	$8,651,749	$2,580,047	$589,257,084	$41,380,607	$2,746,623,342

Other Financial Instruments
Level 1 -- Quoted prices in an active market			$ -	$ -	$ -
Level 2 -- Other significant observable market inputs:
Futures Contracts *			401,885	-	-
Credit Default Swap Contracts *			-	45,629	8,234,807
Level 3 -- Significant unobservable inputs			-	-	-

Total Other Financial Instruments			$ 401,885	$ 45,629	$ 8,234,807

* Futures contracts and credit default swap contracts are derivative instruments not reflected on the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument.

The following table provides information about the Level 3 values, as well as their inputs, as of September 30, 2017:

	Fair Value at September 30, 2017	Valuation Techniques	Unobservable Inputs	Input Values	Impact to Valuation from an Increase to Input

Value Opportunities
Common Stocks:	$470,398	Discounted cash flow	Yield (Discount rate of cash flows)	20%	Decrease
	1,256,618	Last traded price (stale)	N/A	$2.54 - $37,272.73	Increase
	6,892,269	Market quote (stale)	N/A	$100	Increase

Total Common Stocks	8,619,285

Corporate Bonds:	0	Estimated recovery value	Probability of asset recovery	$0	Increase
	3,813,856	Market quote (stale)	N/A	$97 - $100	Increase

Total Corporate Bonds	3,813,856

Term Loans	3,802,486	Market quote (stale)	N/A	$100	Increase

Rights	0	Estimated value	N/A	N/A	Increase
	$16,235,627

Capital Income
Common Stocks:	$138,991	Calculation of enterprise value using:
		Discounted cash flows	Yield (Discount rate of cash flows)	9.75% - 11.75%	Decrease
		Public company analysis	EBITDA multiple	6x - 8x	Increase
		Transaction analysis	EBITDA multiple	$499 - 602 Million	Increase
	10,290	Discounted cash flow	Yield (Discount rate of cash flows)	20%	Decrease
	0	Estimated recovery value	Probability of asset recovery	$0	Increase
	221,397	Last traded price (stale)	N/A	$1.38 - $254.93	Increase
	57,184	Market quote (stale)	N/A	$212.58	Increase

Total Common Stocks	427,862

Preferred Stocks	69,846	Last traded price (stale)	N/A	$0.74	Increase

Corporate Bonds:	0	Estimated recovery value	Probability of asset recovery	$0	Increase
	83,431	Market quote (stale)	N/A	$97 - $100	Increase

Total Corporate Bonds	83,431

Term Loan	31,585	Market quote (stale)	N/A	$100.00	Increase

	$612,724

High Yield
Common Stocks:	$11,642,170	Calculation of enterprise value using:
		Discounted cash flows	Yield (Discount rate of cash flows)	9.75% - 11.75%	Decrease
		Public company analysis	EBITDA multiple	6x - 8x	Increase
		Transaction analysis	EBITDA multiple	$499 - 602 Million	Increase
	159,093	Discounted cash flow	Yield (Discount rate of cash flows)	20%	Decrease
	0	Estimated recovery value	Probability of asset recovery	$0	Increase
	4,696,317	Market quote (stale)	N/A	$212.58	Increase
	19,689,709	Last traded price (stale)	N/A	$1.38 - $37,272.73	Increase

Total Common Stocks	36,187,289

Preferred Stocks	11,272,351	Last traded price (stale)	N/A	$0.74	Increase

Corporate Bonds:	0	Estimated recovery value	Probability of asset recovery	$0	Increase
	1,289,882	Market quote (stale)	N/A	$97 - $100	Increase

Total Corporate Bonds	1,289,882

Term Loan	2,590,943	Market quote (stale)	N/A	$100	Increase

	$51,340,465

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Value Opportunities
	Common Stocks	Corporate Bonds	Term Loans	Rights	Total
Balance at June 30, 2017	$2,338,352	$3,570,315	$-	$0	$5,908,667
Purchases	-	58,408	-	-	58,408
Sales	(753,332)	-	-	-	(753,332)
Accrued discounts (premiums)	-	46,462	-	-	46,462
Realized gains (losses)	753,332	-	-	-	753,332
Change in unrealized appreciation (depreciation)	(611,336)	138,671	-	-	(472,665)
Transfers into (out) of Level 3	6,892,269	-	3,802,486	-	10,694,755
Balance at September 30, 2017	$8,619,285	$3,813,856	$3,802,486	$0	$16,235,627

Change in unrealized appreciation (depreciation) for Level 3 assets held at September 30, 2017	$16,500	$138,671	$-	$-	$155,171

	Capital Income
	Common Stocks	Preferred Stocks	Corporate Bonds	Term Loans	Total
Balance at June 30, 2017	$370,678	$69,846	$78,104	$-	$518,628
Purchases	-	-	1,278	-	1,278
Sales	-	-	-	-	-
Accrued discounts (premiums)	-	-	1,016	-	1,016
Realized gains (losses)	-	-	-	-	-
Change in unrealized appreciation (depreciation)	-	-	3,033	-	3,033
Transfers into (out) of Level 3	57,184	-	0	31,585	88,769
Balance at September 30, 2017	$427,862	$69,846	$83,431	$31,585	$612,724

Change in unrealized appreciation (depreciation) for Level 3 assets held at September30, 2017	$-	$-	$3,033	$-	$3,033

	High Yield
	Common Stocks	Preferred Stocks	Corporate Bonds	Term Loans	Total
Balance at June 30, 2017	$31,479,973	$11,272,351	$1,207,514	$-	$43,959,838
Purchases	-	-	19,754	-	19,754
Sales	-	-	-	-	-
Accrued discounts (premiums)	-	-	15,815	-	15,815
Realized gains (losses)	-	-	-	-	-
Change in unrealized appreciation (depreciation)	11,000	-	46,798	-	57,798
Transfers into (out) of Level 3	4,696,317	-	-	2,590,943	7,287,260
Balance at September 30, 2017	$36,187,290	$11,272,351	$1,289,881	$2,590,943	$51,340,465

Change in unrealized appreciation (depreciation) for Level 3 assets held at September 30, 2017	$11,000	$-	$46,798	$-	$57,798

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

There were transfers from Level 1 to Level 2 of $1,552,374 in the Value Opportunities Fund using market values as of September 30, 2017.  The transfers were due to lack of trading volume on September 30, 2017.  There were transfers from Level 1 to Level 2 of $25,750 in the International Value Fund using market values as of September 30, 2017.  The transfers were due to securities being fair valued as a result of market movements following the close of local trading on September 30, 2017.  There were transfers from Level 2 to Level 1 of $191,114 in the Value Opportunities Fund, $191,113 in the Capital Income Fund and $212,602 in the High Yield Fund using market values as of September 30, 2017.    The transfers were due to increased trading volume on September 30, 2017.  There were transfers from Level 2 to Level 1 of $263,261 in the Global Value Fund, $133,046 in the International Value Fund and $15,220,394 in the Value Opportunities Fund using market values as of September 30, 2017.  The transfers were due to securities being fair valued as a result of market movements following the close of local trading at the beginning of the reporting period.  There were transfers from Level 2 to Level 3 of $10,694,755 in the Value Opportunities Fund, $88,769 in the Capital Income Fund and $7,287,260 in the High Yield Fund using market values as of June 30, 2017.  The transfers were due to lack of observable inputs on September 30, 2017.  There were no transfers into or out of Level 1 or Level 2 during the three months ended September 30, 2017 for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and Small Cap Diversified Value Fund.  Transfers between Levels are recognized at the end of the reporting period.

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At September 30, 2017, the Capital Income Fund and High Yield Fund had outstanding bridge loan commitments of $165,000 and $43,620,000, respectively.

Item 2. Controls and Procedures.

(a)
The Registrant’s President / Principal Executive Officer and Treasurer / Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hotchkis & Wiley Funds

By (Signature and Title)  /s/ Anna Marie Lopez
  Anna Marie Lopez
  President / Principal Executive Officer

Date  November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Anna Marie Lopez
  Anna Marie Lopez
  President / Principal Executive Officer

Date  November 28, 2017

By (Signature and Title)  /s/ James Menvielle
  James Menvielle
  Treasurer / Principal Financial Officer

Date  November 28, 2017